UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23002
Lattice Strategies Trust
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Annual Shareholder Report
July 31, 2025
Hartford Disciplined US Equity ETF
HDUS/NYSE Arca
This annual shareholder report contains important information about the Hartford Disciplined US Equity ETF (the "Fund") for the period of October 1, 2024 to July 31, 2025. This annual report covers less than a full 12 month period (effective May 1, 2025, the Fund changed it's fiscal year end from September 30 to July 31). You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford Disciplined US Equity ETF	$17	0.19%
*	Costs of a $10,000 investment for a full 12 month period would be higher.
^	Annualized.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Large-Cap U.S. equities generated positive returns over the trailing one-year period ending July 31, 2025, as measured by the Russell 1000 Index. Performance across sectors was mixed over the period led by positive return in the Communication Services sector while the Healthcare sector had the largest negative return over the trailing one-year period.
Top Contributors to Performance
  The Fund’s positive active exposures to the Momentum and Dividend Yield risk factors were contributors to performance as these factors generated positive excess return for the trailing twelve-month period.
  Positive stock selection in Healthcare contributed to performance for the period.
Top Detractors to Performance
  Positive active exposure to Value, Small Size, and Low Volatility contributed negatively to performance, as higher volatility, growth stocks and larger-cap equities outperformed for the period.
  Negative stock selection in Industrials detracted from performance for the period.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
11/16/22
01/31/23
04/30/23
07/31/23
10/31/23
01/31/24
04/30/24
07/31/24
10/31/24
01/31/25
04/30/25
07/31/25
Hartford Disciplined US Equity ETF
$10,000 starting value
$15,884 ending value
Hartford Disciplined US Equity Index
$10,000 starting value
$15,965 ending value
Russell 1000 Index (Gross)
$10,000 starting value
$16,586 ending value

Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	Since Inception (November 16, 2022)
Fund	16.31%†	18.66%
Hartford Disciplined US Equity Index	16.52%	18.89%
Russell 1000 Index (Gross)	16.54%	20.14%
†	Cumulative performance for the period was 11.16%.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics as of
July 31, 2025
Fund's net assets	$138,717,113
Total number of portfolio holdings (excluding derivatives, if any)	260
Total investment advisory fees paid*	$209,456
Portfolio turnover rate (excludes in-kind creation or redemption transactions)*	33%
*	Reflects for the period October 1, 2024 through July 31, 2025.
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	30.5%
Financials	11.7%
Industrials	10.4%
Communication Services	10.3%
Consumer Discretionary	9.9%
Health Care	8.6%
Consumer Staples	6.7%
Real Estate	3.9%
Energy	3.1%
Materials	2.7%
Utilities	1.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

AR_AHDUS_0725

Annual Shareholder Report
July 31, 2025
Hartford Multifactor Developed Markets (ex-US) ETF
RODM/NYSE Arca
This annual shareholder report contains important information about the Hartford Multifactor Developed Markets (ex-US) ETF (the "Fund") for the period of October 1, 2024 to July 31, 2025. This annual report covers less than a full 12 month period (effective May 1, 2025, the Fund changed it's fiscal year end from September 30 to July 31). You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Developed Markets (ex-US) ETF	$26	0.29%
*	Costs of a $10,000 investment for a full 12 month period would be higher.
^	Annualized.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International developed market equities generated strong returns over the trailing one-year period ending July 31, 2025 as measured by the MSCI World ex USA Index. Equities were positive across most countries within the index led by performance from the Financials and Industrials sectors.
Top Contributors to Performance
  The Fund’s positive active exposures to the Value, Small Size, and Momentum risk factors contributed positively to performance as these factors generated positive excess return for the trailing twelve-month period.
  Positive stock selection in Healthcare, Financials, and Materials were top contributors to performance.
  Performance also benefited from positive security selection in Israel, Denmark, and Canada.
Top Detractors to Performance
  The Fund was negatively affected from its positive active exposures to Low Volatility and Dividend Yield as these risk factors underperformed.
  Negative stock selection in Utilities detracted from performance.
  Underweights to Germany and Spain also detracted from performance.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
07/31/15
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25

Hartford Multifactor Developed Markets (ex-US) ETF
$10,000 starting value
$18,697 ending value

MSCI World ex USA Index (Net)
$10,000 starting value
$18,521 ending value

Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index
$10,000 starting value
$18,998 ending value

Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	5 Years	10 Years
Fund	21.40%†	10.47%	6.46%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	21.73%	10.67%	6.63%
MSCI World ex USA Index (Net)	13.70%	10.65%	6.36%
†	Cumulative performance for the period was 14.78%.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics as of
July 31, 2025
Fund's net assets	$1,158,932,071
Total number of portfolio holdings (excluding derivatives, if any)	320
Total investment advisory fees paid*	$2,678,108
Portfolio turnover rate (excludes in-kind creation or redemption transactions)*	25%
*	Reflects for the period October 1, 2024 through July 31, 2025.
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	19.9%
Canada	14.6%
United Kingdom	10.8%
Australia	10.2%
United States	5.7%
France	5.3%
Germany	4.9%
Israel	3.8%
Netherlands	2.9%
Sweden	2.9%
Other	18.2%**
Short-Term Investments	1.2%
Other Assets & Liabilities	(0.4)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

AR_ARODM_0725

Annual Shareholder Report
July 31, 2025
Hartford Multifactor Emerging Markets ETF
ROAM/NYSE Arca
This annual shareholder report contains important information about the Hartford Multifactor Emerging Markets ETF (the "Fund") for the period of October 1, 2024 to July 31, 2025. This annual report covers less than a full 12 month period (effective May 1, 2025, the Fund changed it's fiscal year end from September 30 to July 31). You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Emerging Markets ETF	$38	0.44%
*	Costs of a $10,000 investment for a full 12 month period would be higher.
^	Annualized.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Market equities generated strong returns over the trailing one-year period ending July 31, 2025 as measured by the MSCI Emerging Markets Index. Equities were positive across most countries within the index led by contribution to return from the Financials, Information Technology, and Communication Services sectors.
Top Contributors to Performance
  The Fund’s positive active exposures to the Value and Small Size risk factors contributed positively to performance as these factors generated positive excess return for the trailing twelve-month period.
  Positive stock selection in Financials, Industrials, and Materials contributed to results.
  Performance also benefited from positive security selection in South Korea and Thailand.
Top Detractors to Performance
  The Fund was negatively affected by its positive active exposures to the Dividend Yield and Low Volatility risk factors as these factors generated negative excess return for the trailing twelve-month period.
  Negative stock selection in Communication Services, Consumer Discretionary, and Information Technology detracted from results.
  Negative stock selection in Taiwan and Hong Kong and an overweight in Turkey also detracted from performance.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
07/31/15
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25

Hartford Multifactor Emerging Markets ETF
$10,000 starting value
$16,509 ending value

MSCI Emerging Markets Index (Net)
$10,000 starting value
$17,530 ending value

Hartford Multifactor Emerging Markets Equity Index
$10,000 starting value
$15,111 ending value

Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	5 Years	10 Years
Fund	14.38%†	9.93%	5.14%
Hartford Multifactor Emerging Markets Equity Index	14.89%	10.87%	0.00%*
MSCI Emerging Markets Index (Net)	17.18%	5.40%	5.77%
†	Cumulative performance for the period was 7.88%.
*	The Hartford Multifactor Emerging Markets Equity Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
Performance information prior to September 11, 2019 reflects the Fund’s performance when it tracked its prior index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics as of
July 31, 2025
Fund's net assets	$39,371,428
Total number of portfolio holdings (excluding derivatives, if any)	315
Total investment advisory fees paid*	$114,469
Portfolio turnover rate (excludes in-kind creation or redemption transactions)*	32%
*	Reflects for the period October 1, 2024 through July 31, 2025.
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	21.1%
Taiwan	15.9%
India	14.9%
South Korea	14.0%
Saudi Arabia	5.5%
Thailand	3.7%
Indonesia	3.5%
Malaysia	3.2%
Poland	3.2%
Brazil	4.3%
Other	10.2%**
Short-Term Investments	0.4%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

AR_AROAM_0725

Annual Shareholder Report
July 31, 2025
Hartford Multifactor Small Cap ETF
ROSC/NYSE Arca
This annual shareholder report contains important information about the Hartford Multifactor Small Cap ETF (the "Fund") for the period of October 1, 2024 to July 31, 2025. This annual report covers less than a full 12 month period (effective May 1, 2025, the Fund changed it's fiscal year end from September 30 to July 31). You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Small Cap ETF	$28	0.34%
*	Costs of a $10,000 investment for a full 12 month period would be higher.
^	Annualized.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Small-Cap U.S. equities generated negative returns over the trailing one-year period ending July 31, 2025 as measured by the Russell 2000 Index. Performance across sectors was mixed over the period led by positive return in the Consumer Staples and Industrials sectors while Energy and Healthcare had the largest negative returns over the trailing one-year period.
Top Contributors to Performance
  The Fund’s positive active exposure to the Dividend Yield risk factor contributed to performance as this factor generated positive excess return for the trailing twelve-month period.
  Positive stock selection in Healthcare contributed to performance for the period.
Top Detractors to Performance
  Positive active exposure to Value, Small Size, and Low Volatility contributed negatively to performance, as higher volatility, growth stocks and larger-cap equities outperformed for the period.
  Negative stock selection in Industrials detracted from performance for the period.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
07/31/15
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
Hartford Multifactor Small Cap ETF
$10,000 starting value
$21,482 ending value
Russell 2000 Index (Gross)
$10,000 starting value
$20,482 ending value
Hartford Multifactor Small Cap Index
$10,000 starting value
$17,220 ending value
Russell 3000 Index (Gross)
$10,000 starting value
$33,998 ending value

Average Annual Total Returns For the Period Ended July 31, 2025	1 Year	5 Years	10 Years
Fund	(4.54)%†	12.53%	7.95%
Hartford Multifactor Small Cap Index	(4.19)%	12.92%	0.00%*
Russell 2000 Index (Gross)	(0.55)%	9.81%	7.43%
Russell 3000 Index (Gross)	15.68%	15.19%	13.02%
†	Cumulative performance for the period was (2.63)%.
*	The Hartford Multifactor Small Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
The Russell 2000 Index is the Fund’s performance index and the Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Performance information prior to November 06, 2019 reflects the Fund’s performance when it tracked its prior index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics as of
July 31, 2025
Fund's net assets	$35,571,241
Total number of portfolio holdings (excluding derivatives, if any)	311
Total investment advisory fees paid*	$93,549
Portfolio turnover rate (excludes in-kind creation or redemption transactions)*	25%
*	Reflects for the period October 1, 2024 through July 31, 2025.
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Industrials	17.6%
Health Care	16.8%
Consumer Discretionary	12.0%
Information Technology	10.6%
Real Estate	6.7%
Consumer Staples	5.5%
Energy	3.3%
Materials	3.2%
Communication Services	3.1%
Utilities	3.0%
Short-Term Investments	2.6%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

AR_AROSC_0725

Annual Shareholder Report
July 31, 2025
Hartford Multifactor US Equity ETF
ROUS/NYSE Arca
This annual shareholder report contains important information about the Hartford Multifactor US Equity ETF (the "Fund") for the period of October 1, 2024 to July 31, 2025. This annual report covers less than a full 12 month period (effective May 1, 2025, the Fund changed it's fiscal year end from September 30 to July 31). You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor US Equity ETF	$16	0.19%
*	Costs of a $10,000 investment for a full 12 month period would be higher.
^	Annualized.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Large-Cap U.S. equities generated positive returns over the trailing one-year period ending July 31, 2025, as measured by the Russell 1000 Index. Performance across sectors was mixed over the period led by positive return in the Communication Services sector while the Healthcare sector had the largest negative return over the trailing one-year period.
Top Contributors to Performance
  The Fund’s positive active exposures to the Dividend yield and Momentum risk factors were contributors to performance as these factors generated positive excess return for the trailing twelve-month period.
  Positive stock selection in the Consumer Staples and Utilities sectors contributed to performance.
Top Detractors to Performance.
  Positive active exposure to Value, Small Size, and Low Volatility contributed negatively to performance, as higher volatility, growth stocks and larger-cap equities outperformed for the period.
  Negative stock selection occurred in Information Technology led by underweights in NVIDIA and Microsoft.
  Negative stock selection in Industrials and Consumer Discretionary were also top detractors over the period.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$40,000
$30,000
$20,000
$10,000
$0
07/31/15
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25

Hartford Multifactor US Equity ETF
$10,000 starting value
$26,193 ending value

Hartford Multifactor Large Cap Index
$10,000 starting value
$19,261 ending value

Russell 1000 Index (Gross)
$10,000 starting value
$35,117 ending value

Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	5 Years	10 Years
Fund	9.72%†	13.59%	10.11%
Hartford Multifactor Large Cap Index	9.91%	13.75%	0.00%*
Russell 1000 Index (Gross)	16.54%	15.49%	13.38%
†	Cumulative performance for the period was 5.36%.
*	The Hartford Multifactor Large Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
Performance information prior to September 11, 2019 reflects the Fund’s performance when it tracked its prior index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics as of
July 31, 2025
Fund's net assets	$473,099,675
Total number of portfolio holdings (excluding derivatives, if any)	334
Total investment advisory fees paid*	$717,045
Portfolio turnover rate (excludes in-kind creation or redemption transactions)*	26%
*	Reflects for the period October 1, 2024 through July 31, 2025.
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.1%
Financials	12.2%
Health Care	10.9%
Industrials	10.9%
Consumer Discretionary	9.7%
Communication Services	7.8%
Consumer Staples	7.2%
Utilities	4.6%
Materials	3.2%
Energy	2.7%
Real Estate	1.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

AR_AROUS_0725

Annual Shareholder Report
July 31, 2025
Hartford US Quality Growth ETF
HQGO/The NASDAQ Stock Market LLC
This annual shareholder report contains important information about the Hartford US Quality Growth ETF (the "Fund") for the period of October 1, 2024 to July 31, 2025. This annual report covers less than a full 12 month period (effective May 1, 2025, the Fund changed it's fiscal year end from September 30 to July 31). You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford US Quality Growth ETF	$30	0.34%
*	Costs of a $10,000 investment for a full 12 month period would be higher.
^	Annualized.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
U.S. equities were positive over the trailing one-year period ending July 31, 2025, as measured by the Russell 1000 Index and led by large-cap growth stocks as the Russell 1000 Growth Index outperformed the broad index. Within the Russell 1000 Growth Index, performance was positive across most sectors with strong performance from Information Technology being the largest contributor to return.
Top Contributors to Performance
  The Fund’s positive active exposure to Dividend Yield was a contributor to performance as this risk factor generated positive excess return for the period.
  Positive stock selection in Consumer Staples also contributed to performance.
Top Detractors to Performance
  Positive active exposure to Value, Small Size, and Low Volatility contributed negatively to performance, as higher volatility, growth stocks and larger-cap equities outperformed for the period.
  An underweight and negative stock selection in Information Technology detracted from performance during the period.
  An overweight and negative stock selection in Healthcare also detracted from performance.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
12/05/23
01/31/24
04/30/24
07/31/24
10/31/24
01/31/25
04/30/25
07/31/25

Hartford US Quality Growth ETF
$10,000 starting value
$13,943 ending value

Hartford US Quality Growth Index
$10,000 starting value
$14,015 ending value

Russell 1000 Growth Index (Gross)
$10,000 starting value
$15,335 ending value

Russell 1000 Index (Gross)
$10,000 starting value
$14,154 ending value

Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	Since Inception (December 05, 2023)
Fund	14.16%†	22.24%
Hartford US Quality Growth Index	14.49%	22.59%
Russell 1000 Growth Index (Gross)	23.75%	29.77%
Russell 1000 Index (Gross)	16.54%	23.21%
†	Cumulative performance for the period was 9.62%.
The Russell 1000 Growth Index is the Fund’s performance index and the Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics as of
July 31, 2025
Fund's net assets	$45,590,662
Total number of portfolio holdings (excluding derivatives, if any)	222
Total investment advisory fees paid*	$114,999
Portfolio turnover rate (excludes in-kind creation or redemption transactions)*	34%
*	Reflects for the period October 1, 2024 through July 31, 2025.
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	42.1%
Consumer Discretionary	14.0%
Communication Services	12.8%
Health Care	8.6%
Industrials	5.9%
Consumer Staples	5.5%
Financials	5.1%
Energy	3.1%
Materials	1.7%
Real Estate	1.1%
Utilities	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

AR_AHQGO_0725

Annual Shareholder Report
July 31, 2025
Hartford US Value ETF
VMAX/Cboe BZX
This annual shareholder report contains important information about the Hartford US Value ETF (the "Fund") for the period of October 1, 2024 to July 31, 2025. This annual report covers less than a full 12 month period (effective May 1, 2025, the Fund changed it's fiscal year end from September 30 to July 31). You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford US Value ETF	$25	0.29%
*	Costs of a $10,000 investment for a full 12 month period would be higher.
^	Annualized.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
U.S. equities were positive over the trailing one-year period ending July 31, 2025, as measured by the Russell 1000 Index. Large-cap value stocks as measured by the Russell 1000 Value Index underperformed the broad index but still generated positive returns. Within the Russell 1000 Value Index, performance was positive across most sectors led by the Communication Services and Financials sectors.
Top Contributors to Performance
  The Fund’s negative active exposure to the Low Volatility risk factor contributed to performance as this factor generated negative excess return for the period.
  The Fund’s overweight and positive stock selection in the Utilities sector contributed to results.
  The Fund’s underweight in Healthcare and overweight to Financials also contributed.
Top Detractors to Performance
  The Fund was negatively affected by its positive active exposures to Value, Quality, and Small Size as these risk factors generated negative excess return for the period.
  Negative stock selection in Industrials, Energy, and Consumer Discretionary also detracted.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
12/05/23
01/31/24
04/30/24
07/31/24
10/31/24
01/31/25
04/30/25
07/31/25
Hartford US Value ETF
$10,000 starting value
$13,116 ending value
Russell 1000 Value Index (Gross)
$10,000 starting value
$12,827 ending value
Hartford US Value Index
$10,000 starting value
$13,167 ending value
Russell 1000 Index (Gross)
$10,000 starting value
$14,154 ending value

Average Annual Total Returns For the Periods Ended July 31, 2025	1 Year	Since Inception (December 05, 2023)
Fund	6.51%†	17.81%
Hartford US Value Index	6.70%	17.58%
Russell 1000 Value Index (Gross)	8.79%	15.63%
Russell 1000 Index (Gross)	16.54%	23.21%
†	Cumulative performance for the period was 4.24%.
The Russell 1000 Value Index is the Fund’s performance index and the Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics as of
July 31, 2025
Fund's net assets	$44,166,784
Total number of portfolio holdings (excluding derivatives, if any)	148
Total investment advisory fees paid*	$100,443
Portfolio turnover rate (excludes in-kind creation or redemption transactions)*	42%
*	Reflects for the period October 1, 2024 through July 31, 2025.
Graphical Representation of Holdings as of July 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	34.0%
Energy	9.7%
Information Technology	8.5%
Health Care	8.3%
Industrials	8.0%
Utilities	7.8%
Communication Services	7.0%
Real Estate	4.8%
Consumer Staples	4.5%
Consumer Discretionary	3.7%
Materials	3.6%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).

AR_AVMAX_0725

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description. The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions. A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant (the “Board”) has designated David Sung as an Audit Committee Financial Expert. Mr. Sung is considered by the Board to be an independent trustee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$148,623 for the fiscal year ended July 31, 2025; $202,990 for the fiscal year ended September 30, 2024.

(b)

Audit Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$0 for the fiscal year ended July 31, 2025; $0 for the fiscal year ended September 30, 2024.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$61,152 for the fiscal year ended July 31, 2025; $84,000 for the fiscal year ended September 30, 2024. Tax-related services are principally in connection with, but not limited to, general tax compliance services and excise tax review.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$131 for the fiscal year ended July 31, 2025; $123 for the fiscal year ended September 30, 2024. These fees were principally in connection with, but not limited to, general audit related products and services and an accounting research tool subscription.

(e)	Pre-Approval Policies and Procedures

(1) The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the Registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the Registrant may be pre-approved. The following summarizes the pre-approval requirements under the Policy.

a.	The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

b.

The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

c.

The Audit Committee, from time to time, may designate one or more of its members who are Independent Trustees (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

d.

The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(2) One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee’s Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the fiscal year ended July 31, 2025, were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant: $61,283 for the fiscal year ended July 31, 2025; $84,123 for the fiscal year ended September 30, 2024.

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser was $121,499 for the fiscal year ended July 31, 2025 and $121,199 for the fiscal year ended September 30, 2024.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant has an audit committee that was established by the Board of Trustees of the Registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Registrant’s Audit Committee are Hilary E. Ackermann, Derrick D. Cephas, Paul L. Rosenberg, and David Sung.

(b)	Not applicable.

Item 6. Investments.

(a)	The information required by this item 6(a) is included in the Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Systematic ETFs
Annual Financial Statements
and Other Information
July 31, 2025
◼Hartford Disciplined US Equity ETF
◼Hartford Multifactor Developed Markets (ex-US) ETF
◼Hartford Multifactor Emerging Markets ETF
◼Hartford Multifactor Small Cap ETF
◼Hartford Multifactor US Equity ETF
◼Hartford US Quality Growth ETF
◼Hartford US Value ETF

Hartford Systematic ETFs
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Disciplined US Equity ETF	3
Hartford Multifactor Developed Markets (ex-US) ETF	7
Hartford Multifactor Emerging Markets ETF	11
Hartford Multifactor Small Cap ETF	15
Hartford Multifactor US Equity ETF	19
Hartford US Quality Growth ETF	23
Hartford US Value ETF	26
Glossary	28
Statements of Assets and Liabilities:
Hartford Disciplined US Equity ETF	29
Hartford Multifactor Developed Markets (ex-US) ETF	29
Hartford Multifactor Emerging Markets ETF	29
Hartford Multifactor Small Cap ETF	29
Hartford Multifactor US Equity ETF	29
Hartford US Quality Growth ETF	29
Hartford US Value ETF	29
Statements of Operations:
Hartford Disciplined US Equity ETF	30
Hartford Multifactor Developed Markets (ex-US) ETF	30
Hartford Multifactor Emerging Markets ETF	30
Hartford Multifactor Small Cap ETF	31
Hartford Multifactor US Equity ETF	31
Hartford US Quality Growth ETF	31
Hartford US Value ETF	32
Statements of Changes in Net Assets:
Hartford Disciplined US Equity ETF	33
Hartford Multifactor Developed Markets (ex-US) ETF	33
Hartford Multifactor Emerging Markets ETF	34
Hartford Multifactor Small Cap ETF	34
Hartford Multifactor US Equity ETF	35
Hartford US Quality Growth ETF	35
Hartford US Value ETF	36
Financial Highlights:
Hartford Disciplined US Equity ETF	37
Hartford Multifactor Developed Markets (ex-US) ETF	37
Hartford Multifactor Emerging Markets ETF	37
Hartford Multifactor Small Cap ETF	37
Hartford Multifactor US Equity ETF	38
Hartford US Quality Growth ETF	38

Hartford Systematic ETFs

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Disciplined US Equity ETF
Schedule of Investments
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 2.0%
2,023	Autoliv, Inc.	$225,666
7,669	Gentex Corp.	202,615
7,435	Tesla, Inc.*	2,291,987
		2,720,268
	Banks - 2.0%
1,339	Bank of America Corp.	63,295
4,873	Citigroup, Inc.	456,600
5,243	JP Morgan Chase & Co.	1,553,186
504	M&T Bank Corp.	95,105
6,957	Wells Fargo & Co.	560,943
		2,729,129
	Capital Goods - 5.6%
930	AAON, Inc.	77,655
799	Acuity, Inc.	248,769
3,125	Allison Transmission Holdings, Inc.	281,469
1,310	Armstrong World Industries, Inc.	246,503
752	BWX Technologies, Inc.	114,251
1,842	Cummins, Inc.	677,156
77	Curtiss-Wright Corp.	37,747
158	Deere & Co.	82,851
3,174	Donaldson Co., Inc.	228,433
1,755	Dycom Industries, Inc.*	471,762
502	Eaton Corp. PLC	193,130
1,525	EMCOR Group, Inc.	956,922
655	Emerson Electric Co.	95,309
2,854	General Electric Co.	773,662
312	Howmet Aerospace, Inc.	56,088
283	Lennox International, Inc.	172,347
314	Lockheed Martin Corp.	132,188
375	Mueller Industries, Inc.	32,014
967	NEXTracker, Inc. Class A*	56,337
438	Otis Worldwide Corp.	37,532
1,346	Owens Corning	187,673
1,632	PACCAR, Inc.	161,176
98	Parker-Hannifin Corp.	71,726
6,818	RTX Corp.	1,074,312
2,859	Snap-on, Inc.	918,282
664	Trane Technologies PLC	290,885
722	Vertiv Holdings Co. Class A	105,123
		7,781,302
	Commercial & Professional Services - 3.8%
570	Automatic Data Processing, Inc.	176,415
403	Booz Allen Hamilton Holding Corp.	43,254
287	Broadridge Financial Solutions, Inc.	71,036
3,175	Cintas Corp.	706,596
15,902	Genpact Ltd.	700,483
4,092	Paychex, Inc.	590,598
623	Republic Services, Inc.	143,695
4,952	Robert Half, Inc.	182,778
4,154	Rollins, Inc.	237,900
13,738	Veralto Corp.	1,440,155
2,982	Verisk Analytics, Inc.	831,113
837	Waste Management, Inc.	191,807
		5,315,830
	Consumer Discretionary Distribution & Retail - 5.7%
23,980	Amazon.com, Inc.*	5,613,958
3,453	Best Buy Co., Inc.	224,652
403	Dick's Sporting Goods, Inc.	85,239
7,053	eBay, Inc.	647,113
1,512	Home Depot, Inc.	555,675
1,910	LKQ Corp.	56,288
1,057	Lowe's Cos., Inc.	236,313
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Consumer Discretionary Distribution & Retail - 5.7% - (continued)
2,638	TJX Cos., Inc.	$328,510
1,109	Williams-Sonoma, Inc.	207,438
		7,955,186
	Consumer Durables & Apparel - 0.4%
1,458	Garmin Ltd.	318,952
859	Ralph Lauren Corp.	256,626
333	Tapestry, Inc.	35,974
		611,552
	Consumer Services - 1.8%
146	Booking Holdings, Inc.	803,593
1,123	Boyd Gaming Corp.	95,343
2,926	Darden Restaurants, Inc.	590,086
891	DoorDash, Inc. Class A*	222,973
119	Expedia Group, Inc.	21,446
3,495	H&R Block, Inc.	189,918
1,943	Starbucks Corp.	173,238
2,006	Texas Roadhouse, Inc.	371,371
		2,467,968
	Consumer Staples Distribution & Retail - 1.7%
25,251	Albertsons Cos., Inc. Class A	485,324
310	BJ's Wholesale Club Holdings, Inc.*	32,829
706	Costco Wholesale Corp.	663,386
3,935	Kroger Co.	275,844
8,937	Walmart, Inc.	875,647
		2,333,030
	Energy - 3.1%
10,374	Antero Midstream Corp.	190,363
1,204	Cheniere Energy, Inc.	284,000
7,741	Chevron Corp.	1,173,845
3,191	Chord Energy Corp.	352,063
1,791	ConocoPhillips	170,754
813	Coterra Energy, Inc.	19,829
4,355	EOG Resources, Inc.	522,687
6,146	Exxon Mobil Corp.	686,140
6,700	Kinder Morgan, Inc.	188,002
14,352	Permian Resources Corp.	203,224
105	Targa Resources Corp.	17,473
12,017	Viper Energy, Inc.	452,560
		4,260,940
	Equity Real Estate Investment Trusts (REITs) - 3.9%
6,607	Agree Realty Corp. REIT	473,722
6,315	Americold Realty Trust, Inc. REIT	101,545
2,577	Digital Realty Trust, Inc. REIT	454,686
2,186	EastGroup Properties, Inc. REIT	356,843
179	Equinix, Inc. REIT	140,545
912	First Industrial Realty Trust, Inc. REIT	44,433
22,988	Gaming & Leisure Properties, Inc. REIT	1,047,793
9,836	Lamar Advertising Co. Class A, REIT	1,202,451
9,603	Omega Healthcare Investors, Inc. REIT	373,557
767	Prologis, Inc. REIT	81,900
4,294	Simon Property Group, Inc. REIT	703,314
575	Terreno Realty Corp. REIT	31,907
10,521	VICI Properties, Inc. REIT	342,984
		5,355,680
	Financial Services - 7.3%
28,938	AGNC Investment Corp. REIT(1)	272,885
424	American Express Co.	126,907
6,500	Annaly Capital Management, Inc. REIT	132,145
9,417	Bank of New York Mellon Corp.	955,355
394	Berkshire Hathaway, Inc. Class B*	185,921
88	Blackrock, Inc.	97,329
The accompanying notes are an integral part of these financial statements.

3

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Financial Services - 7.3% - (continued)
187	Blackstone, Inc.	$32,344
270	Charles Schwab Corp.	26,387
3,065	CME Group, Inc.	852,928
741	Coinbase Global, Inc. Class A*	279,920
191	FactSet Research Systems, Inc.	76,954
5,940	Franklin Resources, Inc.	142,560
1,136	Jack Henry & Associates, Inc.	192,910
12,983	Janus Henderson Group PLC	562,164
565	LPL Financial Holdings, Inc.	223,587
1,192	Mastercard, Inc. Class A	675,232
323	Moody's Corp.	166,581
3,322	Morgan Stanley	473,252
106	MSCI, Inc.	59,504
289	Nasdaq, Inc.	27,808
2,046	Northern Trust Corp.	265,980
2,827	PayPal Holdings, Inc.*	194,385
715	Raymond James Financial, Inc.	119,498
46,732	Rithm Capital Corp. REIT	562,186
7,124	SEI Investments Co.	627,767
29,895	Starwood Property Trust, Inc. REIT	581,757
2,419	State Street Corp.	270,323
7,920	T. Rowe Price Group, Inc.	803,484
3,333	Visa, Inc. Class A	1,151,451
		10,139,504
	Food, Beverage & Tobacco - 3.9%
20,117	Altria Group, Inc.	1,246,047
442	Bunge Global SA	35,254
11,401	Cal-Maine Foods, Inc.	1,267,107
930	Coca-Cola Consolidated, Inc.	103,927
1,562	Hershey Co.	290,735
4,897	Ingredion, Inc.	644,151
11,043	PepsiCo, Inc.	1,523,051
11,049	Primo Brands Corp.	305,063
		5,415,335
	Health Care Equipment & Services - 3.3%
5,233	Abbott Laboratories	660,352
8,600	Boston Scientific Corp.*	902,312
3,415	Cardinal Health, Inc.	530,076
188	DaVita, Inc.*	26,389
897	Encompass Health Corp.	98,769
1,755	GE HealthCare Technologies, Inc.	125,167
307	Intuitive Surgical, Inc.*	147,695
426	Lantheus Holdings, Inc.*	30,327
9,340	Medtronic PLC	842,842
586	Penumbra, Inc.*	147,830
2,699	Quest Diagnostics, Inc.	451,839
792	Stryker Corp.	311,042
1,362	UnitedHealth Group, Inc.	339,901
		4,614,541
	Household & Personal Products - 1.1%
1,249	BellRing Brands, Inc.*	68,170
4,083	Colgate-Palmolive Co.	342,360
5,878	Kimberly-Clark Corp.	732,516
2,262	Procter & Gamble Co.	340,363
		1,483,409
	Insurance - 2.4%
352	Allstate Corp.	71,544
6,077	Axis Capital Holdings Ltd.	570,266
959	Chubb Ltd.	255,132
29,856	Old Republic International Corp.	1,079,892
223	Progressive Corp.	53,975
930	Prudential Financial, Inc.	96,330
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Insurance - 2.4% - (continued)
2,005	Travelers Cos., Inc.	$521,781
6,241	Unum Group	448,166
139	White Mountains Insurance Group Ltd.	248,504
		3,345,590
	Materials - 2.7%
72	Air Products & Chemicals, Inc.	20,727
11,144	Amcor PLC	104,196
4,115	CF Industries Holdings, Inc.	381,995
378	Corteva, Inc.	27,265
2,348	CRH PLC	224,117
442	Eastman Chemical Co.	32,094
2,977	Ecolab, Inc.	779,260
878	Element Solutions, Inc.	20,721
6,787	Knife River Corp.*	559,792
4,747	LyondellBasell Industries NV Class A	274,994
654	PPG Industries, Inc.	68,997
1,647	Reliance, Inc.	477,844
141	Royal Gold, Inc.	21,350
5,893	RPM International, Inc.	691,897
273	Sherwin-Williams Co.	90,330
		3,775,579
	Media & Entertainment - 9.0%
31,556	Alphabet, Inc. Class A	6,055,596
14,740	Fox Corp. Class A	821,902
4,883	Meta Platforms, Inc. Class A	3,776,707
1,064	Netflix, Inc.*	1,233,602
5,013	New York Times Co. Class A	260,125
1,778	ROBLOX Corp. Class A*	244,991
1,855	Trade Desk, Inc. Class A*	161,311
		12,554,234
	Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
3,889	AbbVie, Inc.	735,099
166	Agilent Technologies, Inc.	19,058
315	Alnylam Pharmaceuticals, Inc.*	123,556
1,398	Biogen, Inc.*	178,944
20,268	Bristol-Myers Squibb Co.	877,807
1,215	Eli Lilly & Co.	899,185
9,464	Exelixis, Inc.*	342,786
10,923	Gilead Sciences, Inc.	1,226,544
11,709	Johnson & Johnson	1,928,941
4,186	Merck & Co., Inc.	327,010
1,510	West Pharmaceutical Services, Inc.	361,282
2,433	Zoetis, Inc.	354,707
		7,374,919
	Semiconductors & Semiconductor Equipment - 11.5%
2,340	Applied Materials, Inc.	421,340
12,500	Broadcom, Inc.	3,671,250
968	Credo Technology Group Holding Ltd.*	107,980
310	KLA Corp.	272,499
6,074	Lam Research Corp.	576,058
3,122	Marvell Technology, Inc.	250,915
50,480	NVIDIA Corp.	8,978,878
1,157	NXP Semiconductors NV	247,332
4,756	QUALCOMM, Inc.	697,991
2,575	Skyworks Solutions, Inc.	176,491
3,318	Texas Instruments, Inc.	600,757
		16,001,491
	Software & Services - 12.0%
942	Accenture PLC Class A	251,608
65	Adobe, Inc.*	23,250
399	Atlassian Corp. Class A*	76,520
The accompanying notes are an integral part of these financial statements.

4

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Software & Services - 12.0% - (continued)
111	Autodesk, Inc.*	$33,645
3,824	Clearwater Analytics Holdings, Inc. Class A*	77,474
1,522	Cloudflare, Inc. Class A*	316,089
5,291	Cognizant Technology Solutions Corp. Class A	379,682
1,257	Crowdstrike Holdings, Inc. Class A*	571,394
2,040	Datadog, Inc. Class A*	285,559
4,567	Dolby Laboratories, Inc. Class A	344,078
45,822	Dropbox, Inc. Class A*	1,244,984
478	Elastic NV*	40,009
37	Fair Isaac Corp.*	53,159
587	Fortinet, Inc.*	58,641
383	Gitlab, Inc. Class A*	16,779
1,226	Guidewire Software, Inc.*	277,346
401	HubSpot, Inc.*	208,380
198	InterDigital, Inc.	51,124
3,165	International Business Machines Corp.	801,220
15,349	Microsoft Corp.	8,188,691
4,472	Oracle Corp.	1,134,859
4,634	Palantir Technologies, Inc. Class A*	733,794
496	Palo Alto Networks, Inc.*	86,106
2,598	Salesforce, Inc.	671,141
661	ServiceNow, Inc.*	623,402
187	Snowflake, Inc. Class A*	41,795
		16,590,729
	Technology Hardware & Equipment - 7.0%
4,399	Amphenol Corp. Class A	468,537
30,059	Apple, Inc.	6,239,347
2,303	Arista Networks, Inc.*	283,776
5,273	Cisco Systems, Inc.	358,986
7,803	Corning, Inc.	493,462
178	F5, Inc.*	55,789
1,045	Flex Ltd.*	52,114
2,518	HP, Inc.	62,446
946	Jabil, Inc.	211,119
825	Keysight Technologies, Inc.*	135,226
7,958	NetApp, Inc.	828,666
2,378	TE Connectivity PLC	489,273
		9,678,741
	Telecommunication Services - 1.3%
26,938	AT&T, Inc.	738,371
242	T-Mobile U.S., Inc.	57,695
23,422	Verizon Communications, Inc.	1,001,525
		1,797,591
	Transportation - 1.0%
2,520	CH Robinson Worldwide, Inc.	290,606
654	FedEx Corp.	146,163
276	JB Hunt Transport Services, Inc.	39,758
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Transportation - 1.0% - (continued)
3,296	Ryder System, Inc.		$585,732
2,255	Uber Technologies, Inc.*		197,876
789	United Parcel Service, Inc. Class B		67,980
			1,328,115
	Utilities - 1.9%
7,422	CenterPoint Energy, Inc.		288,122
951	Constellation Energy Corp.		330,796
5,134	Evergy, Inc.		363,487
4,517	NextEra Energy, Inc.		320,978
2,952	NRG Energy, Inc.		493,575
12,626	OGE Energy Corp.		573,473
4,053	Xcel Energy, Inc.		297,652
			2,668,083
	Total Common Stocks (cost $110,646,964)		$138,298,746
SHORT-TERM INVESTMENTS - 0.2%
	Securities Lending Collateral - 0.2%
279,035	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(2)		$279,035
	Total Short-Term Investments (cost $279,035)		$279,035
	Total Investments (cost $110,925,999)	99.9%	$138,577,781
	Other Assets and Liabilities	0.1%	139,332
	Net Assets	100.0%	$138,717,113
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	13	09/19/2025	$414,326	$13,553
Total futures contracts				$13,553
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

5

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
July 31, 2025

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$138,298,746	$138,298,746	$—	$—
Short-Term Investments	279,035	279,035	—	—
Futures Contracts(2)	13,553	13,553	—	—
Total	$138,591,334	$138,591,334	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

6

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Australia - 10.2%
470,989	AGL Energy Ltd.	$2,947,553
348,470	Ampol Ltd.	6,136,311
5,570	ANZ Group Holdings Ltd.	110,169
278,781	Bendigo & Adelaide Bank Ltd.	2,198,791
251,874	BHP Group Ltd.	6,365,135
296,541	BlueScope Steel Ltd.	4,538,356
586,986	Brambles Ltd.	9,036,328
13,781	Cochlear Ltd.	2,826,195
472,167	Coles Group Ltd.	6,305,057
213,021	Computershare Ltd.	5,781,022
22,124	EBOS Group Ltd.	534,191
1,385,688	Endeavour Group Ltd.	3,648,996
227,876	Fortescue Ltd.	2,607,178
814,460	Insurance Australia Group Ltd.	4,598,900
68,121	JB Hi-Fi Ltd.	4,899,129
718,450	Lottery Corp. Ltd.	2,507,151
754,620	Medibank Pvt Ltd.	2,477,896
274,690	Orica Ltd.	3,781,248
546,417	Origin Energy Ltd.	4,105,629
18,606	Pro Medicus Ltd.	3,856,072
1,044,385	Qantas Airways Ltd.	7,309,284
521,669	QBE Insurance Group Ltd.	7,792,336
89,935	Rio Tinto PLC	5,359,862
162,183	Santos Ltd.	821,797
184,712	Sonic Healthcare Ltd.	3,283,569
258,944	Stockland REIT	925,302
7,976	Technology One Ltd.	210,960
2,856,666	Telstra Group Ltd.	9,141,143
28,513	Wesfarmers Ltd.	1,574,207
123,374	Woolworths Group Ltd.	2,502,976
		118,182,743
	Austria - 0.2%
22,627	ANDRITZ AG	1,586,236
44,496	Raiffeisen Bank International AG	1,295,605
		2,881,841
	Belgium - 1.0%
5,262	Ackermans & van Haaren NV	1,297,273
37,370	Ageas SA	2,555,616
34,804	UCB SA	7,586,559
		11,439,448
	Brazil - 0.3%
107,236	Yara International ASA	4,001,510
	Canada - 14.6%
30,272	Alimentation Couche-Tard, Inc.	1,576,496
98,014	Bank of Montreal	10,842,473
80,065	Bank of Nova Scotia	4,464,367
42,475	Canadian Imperial Bank of Commerce	3,042,421
1,700	Canadian National Railway Co.	159,087
52,123	CCL Industries, Inc. Class B	2,919,913
52,949	CGI, Inc.	5,115,857
699	Constellation Software, Inc.	2,416,850
32,161	Descartes Systems Group, Inc.*	3,401,347
47,572	Dollarama, Inc.	6,516,354
60,063	Element Fleet Management Corp.	1,565,709
92,475	Emera, Inc.(1)	4,351,686
7,022	Fairfax Financial Holdings Ltd.	12,447,461
107,570	Fortis, Inc.	5,275,213
26,063	George Weston Ltd.	4,963,385
75,725	Gildan Activewear, Inc.	3,833,491
172,059	Great-West Lifeco, Inc.	6,475,158
97,540	Hydro One Ltd.(2)	3,456,989
60,071	iA Financial Corp., Inc.	5,893,045
55,657	Imperial Oil Ltd.(1)	4,650,865
15,174	Intact Financial Corp.	3,143,346
149,042	Kinross Gold Corp.	2,384,672
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Canada - 14.6% - (continued)
64,303	Loblaw Cos. Ltd.	$10,421,593
18,195	Magna International, Inc.	745,995
209,166	Manulife Financial Corp.	6,485,803
73,824	Metro, Inc.	5,657,410
22,149	National Bank of Canada	2,309,020
68,166	Nutrien Ltd.	4,053,327
156,627	Open Text Corp.	4,619,905
56,281	Power Corp. of Canada	2,273,141
25,891	RB Global, Inc.	2,802,960
15,760	Restaurant Brands International, Inc.	1,071,755
72,779	Royal Bank of Canada	9,359,067
31,064	Stantec, Inc.	3,403,098
69,565	Sun Life Financial, Inc.	4,250,733
107,192	Suncor Energy, Inc.	4,237,129
167,178	TELUS Corp.	2,698,935
17,796	Thomson Reuters Corp.(1)	3,579,409
25,745	Toronto-Dominion Bank	1,879,270
		168,744,735
	China - 1.7%
1,950,000	BOC Hong Kong Holdings Ltd.	8,768,790
551,000	SITC International Holdings Co. Ltd.	1,786,363
142,900	Wilmar International Ltd.	324,935
4,663,800	Yangzijiang Shipbuilding Holdings Ltd.	9,202,858
		20,082,946
	Denmark - 0.8%
4,401	AP Moller - Maersk AS Class B	8,771,827
3,984	Carlsberg AS Class B	500,089
5,699	Novo Nordisk AS Class B	274,904
		9,546,820
	Finland - 2.1%
52,248	Elisa OYJ	2,700,588
84,536	Fortum OYJ	1,556,799
50,635	Kesko OYJ Class B	1,105,768
91,338	Kone OYJ Class B	5,638,935
15,230	Konecranes OYJ	1,277,728
2,114,243	Nokia OYJ ADR	8,626,111
35,849	Orion OYJ Class B	2,884,477
		23,790,406
	France - 5.3%
3,837	Air Liquide SA	758,875
73,063	BNP Paribas SA	6,694,957
29,364	Cie de Saint-Gobain SA	3,370,938
202,442	Cie Generale des Etablissements Michelin SCA	7,243,097
62,356	Danone SA	5,130,043
396,218	Engie SA	8,897,498
13,618	EssilorLuxottica SA	4,061,836
849,923	Orange SA	12,981,738
113,197	TotalEnergies SE	6,739,690
37,394	Vinci SA	5,226,864
		61,105,536
	Germany - 4.6%
20,543	Allianz SE	8,163,535
57,452	Bayerische Motoren Werke AG	5,515,670
33,795	Daimler Truck Holding AG	1,656,667
17,983	Deutsche Boerse AG	5,229,998
31,886	Deutsche Post AG	1,439,732
141,944	Deutsche Telekom AG	5,114,303
132,730	E.ON SE	2,423,821
54,267	Heidelberg Materials AG	12,577,535
32,488	Mercedes-Benz Group AG	1,862,925
1,636	Merck KGaA	206,535
6,066	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,996,298
The accompanying notes are an integral part of these financial statements.

7

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Germany - 4.6% - (continued)
65,582	RWE AG	$2,695,471
8,507	SAP SE	2,441,961
		53,324,451
	Guatemala - 0.1%
27,790	Millicom International Cellular SA	1,115,769
	Hong Kong - 2.5%
1,031,000	CK Asset Holdings Ltd.	4,734,720
303,480	CLP Holdings Ltd.	2,634,670
337,100	Hang Seng Bank Ltd.	4,921,231
1,427,000	HKT Trust & HKT Ltd.	2,246,843
44,326	Jardine Matheson Holdings Ltd.	2,417,097
1,343,591	Sino Land Co. Ltd.	1,548,981
462,000	Sun Hung Kai Properties Ltd.	5,502,802
17,500	Swire Pacific Ltd. Class A	158,392
5,053,292	WH Group Ltd.(2)	5,091,916
		29,256,652
	Ireland - 0.5%
663,739	AIB Group PLC	5,279,792
	Israel - 3.8%
63,325	Amot Investments Ltd.	434,162
489,936	Bank Hapoalim BM	9,242,441
550,533	Bank Leumi Le-Israel BM	10,234,663
681,747	Bezeq The Israeli Telecommunication Corp. Ltd.	1,273,026
7,183	Check Point Software Technologies Ltd.*	1,337,475
7,576	FIBI Holdings Ltd.	554,254
28,134	First International Bank of Israel Ltd.	1,963,724
52,789	Harel Insurance Investments & Financial Services Ltd.	1,601,128
176,741	ICL Group Ltd.	1,107,041
478,629	Israel Discount Bank Ltd. Class A	4,600,628
15,637	Matrix IT Ltd.	577,065
105,833	Migdal Insurance & Financial Holdings Ltd.	324,743
65,629	Mizrahi Tefahot Bank Ltd.	4,072,070
31,243	Partner Communications Co. Ltd.	289,168
1,913	Paz Retail & Energy Ltd.	354,564
95,113	Phoenix Financial Ltd.	3,260,521
107,377	Shufersal Ltd.	1,302,729
33,898	Tower Semiconductor Ltd.*	1,586,689
		44,116,091
	Italy - 1.7%
1,568,676	A2A SpA	3,829,647
293,252	Banca Monte dei Paschi di Siena SpA	2,505,900
312,040	Enel SpA	2,761,805
27,036	Leonardo SpA	1,462,725
50,126	Recordati Industria Chimica e Farmaceutica SpA	2,891,534
325,757	Unipol Assicurazioni SpA	6,567,666
		20,019,277
	Japan - 19.9%
86,700	Air Water, Inc.	1,292,190
89,682	Alfresa Holdings Corp.	1,309,222
199,500	ALSOK Co. Ltd.	1,396,546
54,100	Amada Co. Ltd.	613,453
72,100	ANA Holdings, Inc.	1,345,273
76,600	Asahi Kasei Corp.	537,236
33,100	Bandai Namco Holdings, Inc.	1,079,470
67,400	BIPROGY, Inc.	2,728,783
92,693	Bridgestone Corp.	3,776,210
171,900	Brother Industries Ltd.	2,944,099
246,203	Canon, Inc.(1)	7,034,605
77,900	COMSYS Holdings Corp.	1,796,677
69,600	Concordia Financial Group Ltd.	467,561
172,400	Dai Nippon Printing Co. Ltd.	2,669,711
6,500	Daito Trust Construction Co. Ltd.	670,321
212,800	Daiwa House Industry Co. Ltd.	7,075,658
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Japan - 19.9% - (continued)
51,800	Fujitsu Ltd.	$1,137,573
140,100	Haseko Corp.	2,089,933
2,000	Hirose Electric Co. Ltd.	254,228
12,600	Iyogin Holdings, Inc.	148,024
338,400	Japan Airlines Co. Ltd.	6,765,976
1,603	Japan Metropolitan Fund Invest REIT	1,172,732
416,700	Japan Post Bank Co. Ltd.	4,693,222
292,581	Japan Post Holdings Co. Ltd.	2,726,634
180,200	Japan Post Insurance Co. Ltd.	4,641,053
196,800	KDDI Corp.	3,250,250
2,022	KDX Realty Investment Corp. REIT	2,183,295
85,600	Kinden Corp.	2,711,989
133,400	Kirin Holdings Co. Ltd.	1,771,930
21,500	Komatsu Ltd.	695,023
316,600	Kuraray Co. Ltd.	3,951,846
123,200	Kyowa Kirin Co. Ltd.	2,125,987
131,300	Kyushu Railway Co.	3,193,182
242,900	Lion Corp.	2,384,696
22,600	McDonald's Holdings Co. Japan Ltd.	907,033
623,200	Mebuki Financial Group, Inc.	3,410,943
97,850	Medipal Holdings Corp.	1,631,971
64,932	MEIJI Holdings Co. Ltd.	1,321,119
357,500	Mitsubishi Chemical Group Corp.	1,965,009
139,700	Mitsubishi UFJ Financial Group, Inc.	1,959,114
274,700	Mizuho Financial Group, Inc.	8,181,039
72,100	MS&AD Insurance Group Holdings, Inc.	1,554,154
295,785	NEC Corp.	8,645,857
166,500	NGK Insulators Ltd.	2,120,871
149,900	NHK Spring Co. Ltd.	1,707,224
96,400	Nihon Kohden Corp.	1,068,442
106,100	Nippon Express Holdings, Inc.	2,337,803
119,800	Niterra Co. Ltd.	4,158,512
54,300	Nomura Real Estate Holdings, Inc.	303,368
1,153,500	NTT, Inc.	1,170,401
79,200	Obayashi Corp.	1,172,778
293,100	Oji Holdings Corp.	1,439,646
424,200	Ono Pharmaceutical Co. Ltd.	4,765,009
1,362	Orix J, Inc. REIT	1,790,117
81,746	Osaka Gas Co. Ltd.	2,069,519
91,400	Otsuka Corp.	1,741,516
77,300	Otsuka Holdings Co. Ltd.	3,751,101
242,100	Panasonic Holdings Corp.	2,317,320
97,900	Resona Holdings, Inc.	903,572
410,800	Ricoh Co. Ltd.	3,631,811
233,200	Sankyo Co. Ltd.	4,371,289
324,100	Santen Pharmaceutical Co. Ltd.	3,595,368
97,000	Sanwa Holdings Corp.	2,667,105
137,200	SCSK Corp.	4,297,557
2,300	Secom Co. Ltd.	82,772
160,400	Sega Sammy Holdings, Inc.	3,309,359
216,000	Seiko Epson Corp.	2,763,600
292,865	Sekisui Chemical Co. Ltd.	5,122,875
49,200	Shimamura Co. Ltd.	3,592,864
138,400	Shionogi & Co. Ltd.	2,341,383
259,500	Skylark Holdings Co. Ltd.	4,954,804
2,483,400	SoftBank Corp.	3,607,238
74,700	Sompo Holdings, Inc.	2,219,731
191,493	Subaru Corp.	3,536,694
157,700	Sumitomo Electric Industries Ltd.	3,937,916
169,800	Sumitomo Mitsui Financial Group, Inc.	4,349,507
136,900	Sumitomo Mitsui Trust Group, Inc.	3,617,737
32,400	Suntory Beverage & Food Ltd.	983,443
109,700	Taiheiyo Cement Corp.	2,707,238
531,400	Takashimaya Co. Ltd.	4,118,928
184,800	Takeda Pharmaceutical Co. Ltd.	5,157,381
92,000	TIS, Inc.	2,956,324
131,200	Tohoku Electric Power Co., Inc.(1)	924,533
The accompanying notes are an integral part of these financial statements.

8

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Japan - 19.9% - (continued)
64,996	Tokyo Gas Co. Ltd.	$2,180,569
37,800	Tokyo Tatemono Co. Ltd.	638,979
198,700	Tosoh Corp.	3,010,966
18,319	Toyo Suisan Kaisha Ltd.	1,176,472
11,400	Yokogawa Electric Corp.	305,197
		231,187,666
	Netherlands - 2.9%
290,676	Koninklijke Ahold Delhaize NV	11,511,183
1,533,446	Koninklijke KPN NV	6,880,013
109,237	NN Group NV	7,396,608
46,984	Wolters Kluwer NV	7,351,114
		33,138,918
	New Zealand - 0.5%
161,452	Contact Energy Ltd.(1)	868,303
98,709	Fisher & Paykel Healthcare Corp. Ltd.(1)	2,144,442
30,810	Freightways Group Ltd.	202,804
362,307	Kiwi Property Group Ltd. REIT	208,541
1,568,221	Spark New Zealand Ltd.	2,251,628
		5,675,718
	Norway - 1.8%
39,196	Aker BP ASA	953,107
440,105	Equinor ASA	11,445,736
33,051	Europris ASA(2)	312,418
250,665	Hoegh Autoliners ASA	2,544,773
186,446	Orkla ASA	1,974,325
25,608	SpareBank 1 SMN	479,249
204,887	Telenor ASA	3,158,860
		20,868,468
	Singapore - 2.8%
93,708	BW LPG Ltd.(2)	1,264,498
62,009	DBS Group Holdings Ltd.	2,289,938
616,852	Oversea-Chinese Banking Corp. Ltd.	8,021,192
520,500	Sembcorp Industries Ltd.	3,113,331
896,600	Singapore Airlines Ltd.(1)	4,699,487
734,600	Singapore Technologies Engineering Ltd.	4,965,847
280,100	United Overseas Bank Ltd.	7,813,481
		32,167,774
	Spain - 0.5%
33,785	CaixaBank SA	319,016
212,989	Iberdrola SA	3,743,189
34,786	Repsol SA	528,734
133,937	Telefonica SA(1)	693,518
		5,284,457
	Sweden - 2.9%
92,903	Essity AB Class B	2,298,825
182,451	Securitas AB Class B	2,719,996
218,103	SKF AB Class B	5,110,777
150,560	SSAB AB Class A	873,143
43,680	Swedish Orphan Biovitrum AB*	1,206,595
344,232	Tele2 AB Class B	5,336,411
1,027,568	Telefonaktiebolaget LM Ericsson Class B	7,511,086
1,471,108	Telia Co. AB(1)	5,216,813
111,975	Volvo AB Class B	3,226,231
		33,499,877
	Switzerland - 1.7%
9,556	ABB Ltd.	629,810
180,993	Sandoz Group AG	10,415,372
4,838	Schindler Holding AG	1,706,899
6,682	Sonova Holding AG	1,829,208
8,064	Zurich Insurance Group AG	5,527,273
		20,108,562
	United Kingdom - 10.8%
101,191	AstraZeneca PLC ADR	7,396,050
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	United Kingdom - 10.8% - (continued)
529,824	Aviva PLC	$4,547,611
416,754	BAE Systems PLC	9,949,266
200,338	Beazley PLC	2,371,474
5,115	British American Tobacco PLC ADR	274,573
1,236,091	BT Group PLC	3,387,702
121,821	Bunzl PLC	3,633,714
774,000	CK Hutchison Holdings Ltd.	5,067,975
34,923	Coca-Cola Europacific Partners PLC	3,384,737
142,643	Compass Group PLC	5,030,630
46,875	DCC PLC	2,952,725
867,502	HSBC Holdings PLC	10,593,825
290,234	Imperial Brands PLC	11,345,757
38,373	Intertek Group PLC	2,508,577
1,559,010	Lloyds Banking Group PLC	1,605,104
911,782	NatWest Group PLC	6,358,817
24,373	Next PLC	3,970,469
246,833	Pearson PLC	3,503,283
37,859	Reckitt Benckiser Group PLC	2,841,712
70,678	RELX PLC	3,681,409
38,388	Sage Group PLC	619,769
293,541	Smith & Nephew PLC	4,515,818
59,931	Smiths Group PLC	1,865,364
42,068	SSE PLC	1,029,073
395,743	Standard Chartered PLC	7,125,027
1,323,657	Tesco PLC	7,451,568
60,525	Unilever PLC	3,530,621
4,656,125	Vodafone Group PLC	5,053,812
		125,596,462
	United States - 5.7%
38,338	Amrize Ltd.*	1,938,499
19,644	BP PLC ADR	631,555
14,102	CSL Ltd.	2,459,656
266,810	GSK PLC ADR(1)	9,911,992
900,906	Haleon PLC	4,286,009
38,338	Holcim AG	3,067,795
28,495	Nestle SA	2,494,913
96,606	Novartis AG	11,205,368
30,162	Roche Holding AG	9,549,474
91,521	Sanofi SA	8,258,517
110,074	Shell PLC	3,949,017
43,914	Swiss Re AG	7,908,900
		65,661,695
	Total Common Stocks (cost $910,142,103)	$1,146,077,614
PREFERRED STOCKS - 0.3%
	Germany - 0.3%
36,030	Henkel AG & Co. KGaA (Preference Shares)(3)	$2,786,873
14,845	Volkswagen AG (Preference Shares)(3)	1,565,196
	Total Preferred Stocks (cost $4,634,737)	$4,352,069
WARRANTS - 0.0%
	Canada - 0.0%
1,030	Constellation Software, Inc. Expires 03/31/2040*(4)(5)	$—
	Total Warrants (cost $—)	$—
	Total Long-Term Investments (cost $914,776,840)	$1,150,429,683
The accompanying notes are an integral part of these financial statements.

9

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.2%
	Securities Lending Collateral - 1.2%
13,608,730	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(6)		$13,608,730
	Total Short-Term Investments (cost $13,608,730)		$13,608,730
	Total Investments (cost $928,385,570)	100.4%	$1,164,038,413
	Other Assets and Liabilities	(0.4)%	(5,106,342)
	Net Assets	100.0%	$1,158,932,071
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$10,125,821, representing 0.9% of net assets.

(3)	Currently no rate available.
(4)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	1,030	$—	$—

(5)	Investment valued using significant unobservable inputs.
(6)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	33	09/19/2025	$4,312,110	$(86,509)
Total futures contracts				$(86,509)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,146,077,614	$1,146,077,614	$—	$—
Preferred Stocks	4,352,069	4,352,069	—	—
Warrants	—	—	—	—
Short-Term Investments	13,608,730	13,608,730	—	—
Total	$1,164,038,413	$1,164,038,413	$—	$—
Liabilities
Futures Contracts(2)	$(86,509)	$(86,509)	$—	$—
Total	$(86,509)	$(86,509)	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

10

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3%
	Brazil - 2.9%
18,985	Ambev SA	$42,253
9,418	Banco do Brasil SA	33,140
10,817	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	209,267
3,997	Embraer SA	57,586
46,307	Lojas Renner SA	134,573
3,932	Suzano SA	36,626
31,311	Telefonica Brasil SA	176,058
38,921	TIM SA	143,975
23,377	Vale SA ADR	222,783
20,407	Vibra Energia SA	77,311
		1,133,572
	Chile - 0.7%
742,609	Banco de Chile	101,621
12,598	Cencosud SA	37,701
89,557	Colbun SA	13,170
9,264	Empresas Copec SA	60,925
293,382	Enel Chile SA	18,668
9,900	Falabella SA	49,041
		281,126
	China - 21.1%
13,500	AAC Technologies Holdings, Inc.	68,704
519,000	Agricultural Bank of China Ltd. Class H	340,490
12,500	Alibaba Group Holding Ltd.	184,236
158,000	Aluminum Corp. of China Ltd. Class H	125,394
6,600	ANTA Sports Products Ltd.	75,669
560,000	Bank of China Ltd. Class H	323,873
100,000	Bank of Communications Co. Ltd. Class H	90,064
16,000	BYD Co. Ltd. Class H(1)	235,210
16,500	BYD Electronic International Co. Ltd.	69,153
17,000	China Coal Energy Co. Ltd. Class H	20,920
404,000	China Construction Bank Corp. Class H	414,293
11,000	China Everbright Bank Co. Ltd. Class H	5,171
202,000	China Feihe Ltd.(2)	120,171
103,500	China Hongqiao Group Ltd.(1)	274,242
81,000	China Life Insurance Co. Ltd. Class H	234,745
48,000	China Merchants Bank Co. Ltd. Class H	311,847
89,500	China Overseas Land & Investment Ltd.	155,057
152,000	China Petroleum & Chemical Corp. Class H	89,070
35,500	China Resources Land Ltd.	130,468
9,000	China Shenhua Energy Co. Ltd. Class H	39,038
38,000	China State Construction International Holdings Ltd.	58,283
129,700	China Tower Corp. Ltd. Class H(2)	181,745
18,000	CITIC Ltd.	27,011
169,000	COSCO SHIPPING Holdings Co. Ltd. Class H(1)	309,151
400,000	CSPC Pharmaceutical Group Ltd.	505,478
5,600	ENN Energy Holdings Ltd.	45,692
6,800	Fuyao Glass Industry Group Co. Ltd. Class H(2)	49,159
38,000	Geely Automobile Holdings Ltd.	85,585
24,000	Haidilao International Holding Ltd.(2)	42,558
8,000	Hansoh Pharmaceutical Group Co. Ltd.(2)	36,025
37,000	Hisense Home Appliances Group Co. Ltd. Class H(1)	106,522
482,000	Industrial & Commercial Bank of China Ltd. Class H	369,636
13,406	JD.com, Inc. Class A	209,885
21,000	Jiangxi Copper Co. Ltd. Class H	42,214
130,000	Kunlun Energy Co. Ltd.	125,363
214,000	Lenovo Group Ltd.	275,883
27,500	Li Ning Co. Ltd.	58,363
6,900	Meituan Class B*(2)	106,884
1,980	NetEase, Inc.	51,556
450,000	People's Insurance Co. Group of China Ltd. Class H	346,242
220,000	PetroChina Co. Ltd. Class H	214,955
74,000	PICC Property & Casualty Co. Ltd. Class H	153,845
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	China - 21.1% - (continued)
14,000	Ping An Insurance Group Co. of China Ltd. Class H	$96,216
323,000	Postal Savings Bank of China Co. Ltd. Class H(2)	228,363
24,600	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	39,297
81,200	Sinopharm Group Co. Ltd. Class H	195,087
2,800	Sunny Optical Technology Group Co. Ltd.	26,092
1,200	Tencent Holdings Ltd.	84,076
86,000	Tingyi Cayman Islands Holding Corp.	126,864
2,000	Trip.com Group Ltd.	125,350
131,000	Want Want China Holdings Ltd.	94,620
60,000	Weichai Power Co. Ltd. Class H	127,185
4,200	WuXi AppTec Co. Ltd. Class H(1)(2)	56,553
38,200	Xiaomi Corp. Class B*(2)	258,641
2,300	Zhuzhou CRRC Times Electric Co. Ltd. Class H	9,346
45,400	ZTE Corp. Class H(1)	144,008
		8,321,548
	India - 14.9%
6,602	Aurobindo Pharma Ltd.*	85,903
2,440	Axis Bank Ltd.	29,760
2,113	Bajaj Finance Ltd.	21,256
34,126	Bank of Baroda	92,667
21,087	Bharat Petroleum Corp. Ltd.	79,270
8,407	Bharti Airtel Ltd.	183,719
81,152	Canara Bank	99,357
5,278	Cipla Ltd.	93,668
31,211	Coal India Ltd.	134,092
8,172	Coforge Ltd.	163,088
1,490	Coromandel International Ltd.	45,779
1,617	Divi's Laboratories Ltd.	121,747
8,695	Dr. Reddy's Laboratories Ltd. ADR	123,643
23,773	Embassy Office Parks REIT	107,384
6,943	Eternal Ltd.*	24,396
7,949	Federal Bank Ltd.	18,369
241	Fortis Healthcare Ltd.	2,359
39,935	GAIL India Ltd.	81,002
1,758	Glenmark Pharmaceuticals Ltd.	42,829
19,019	HCL Technologies Ltd.	318,703
6,071	HDFC Bank Ltd.	139,871
714	Hero MotoCorp Ltd.	34,728
12,579	Hindalco Industries Ltd.	98,085
852	Hindustan Unilever Ltd.	24,522
3,485	ICICI Bank Ltd. ADR	117,444
2,498	Indus Towers Ltd.*	10,351
15,615	Infosys Ltd. ADR	261,083
2,801	JSW Steel Ltd.	33,520
4,978	Kotak Mahindra Bank Ltd.	112,438
6,621	Krishna Institute of Medical Sciences Ltd.*(2)	56,778
2,095	Larsen & Toubro Ltd.	86,970
3,969	Laurus Labs Ltd.(2)	39,616
1,352	LTIMindtree Ltd.(2)	78,806
4,468	Lupin Ltd.	98,394
5,759	Mahindra & Mahindra Ltd.	210,581
1,307	Maruti Suzuki India Ltd.	188,115
3,721	Max Healthcare Institute Ltd.	52,927
1,304	Mphasis Ltd.	41,535
85,187	National Aluminium Co. Ltd.	179,965
65,560	NMDC Ltd.	52,980
38,230	NTPC Ltd.	145,874
3,763	Oberoi Realty Ltd.	70,025
10,288	Oil & Natural Gas Corp. Ltd.	28,304
89	Oracle Financial Services Software Ltd.	8,611
13	Page Industries Ltd.	7,243
2,113	Persistent Systems Ltd.	124,478
9,586	Petronet LNG Ltd.	31,538
The accompanying notes are an integral part of these financial statements.

11

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	India - 14.9% - (continued)
64,000	Piramal Pharma Ltd.	$143,951
16,117	Power Grid Corp. of India Ltd.	53,540
25,066	Samvardhana Motherson International Ltd.	27,805
8,107	State Bank of India	73,718
11,353	Sun Pharmaceutical Industries Ltd.	221,192
6,414	Tata Consultancy Services Ltd.	222,355
23,974	Tata Motors Ltd.	182,257
5,691	Tata Steel Ltd.	10,261
10,310	Tech Mahindra Ltd.	172,271
1,970	Torrent Pharmaceuticals Ltd.	84,151
78,998	Union Bank of India Ltd.	118,102
43,816	Vedanta Ltd.	212,906
45,317	Wipro Ltd. ADR(1)	123,262
		5,849,544
	Indonesia - 3.5%
1,534,100	Alamtri Resources Indonesia Tbk. PT	172,475
626,100	Astra International Tbk. PT	194,051
38,300	Bank Central Asia Tbk. PT	19,261
77,800	Bank Negara Indonesia Persero Tbk. PT	18,959
387,600	Bank Rakyat Indonesia Persero Tbk. PT	87,390
340,500	Indofood Sukses Makmur Tbk. PT	176,406
1,156,500	Kalbe Farma Tbk. PT	100,504
2,988,200	Perusahaan Gas Negara Tbk. PT	296,005
124,900	Sumber Alfaria Trijaya Tbk. PT	17,610
724,500	Telkom Indonesia Persero Tbk. PT	126,804
110,700	United Tractors Tbk. PT	162,468
		1,371,933
	Malaysia - 3.2%
37,800	Alliance Bank Malaysia Bhd.	39,794
57,400	AMMB Holdings Bhd.	67,965
107,146	CIMB Group Holdings Bhd.	164,550
61,500	Gamuda Bhd.	74,694
35,500	IHH Healthcare Bhd.	55,352
157,800	KPJ Healthcare Bhd.	95,827
76,644	Malayan Banking Bhd.	168,743
3,200	Petronas Gas Bhd.	13,490
28,700	Press Metal Aluminium Holdings Bhd.	35,934
49,700	Public Bank Bhd.	49,059
59,394	RHB Bank Bhd.	85,366
65,700	Sime Darby Bhd.	25,109
78,000	Telekom Malaysia Bhd.	123,447
67,700	Tenaga Nasional Bhd.	206,671
13,800	United Plantations Bhd.	70,084
		1,276,085
	Mexico - 2.0%
22,660	Alfa SAB de CV Class A	16,560
5,324	Arca Continental SAB de CV	55,614
244	Coca-Cola Femsa SAB de CV ADR	20,262
22,660	Controladora Alpek SAB de CV*	3,249
1,290	Fomento Economico Mexicano SAB de CV ADR	116,693
404	Gruma SAB de CV Class B	6,973
5,661	Grupo Aeroportuario del Centro Norte SAB de CV	75,466
13,275	Grupo Financiero Banorte SAB de CV Class O	118,455
33,989	Grupo Mexico SAB de CV Series B	212,453
11,528	Prologis Property Mexico SA de CV REIT	43,777
32,605	Wal-Mart de Mexico SAB de CV	96,282
		765,784
	Philippines - 1.3%
42,470	BDO Unibank, Inc.	103,895
27,990	International Container Terminal Services, Inc.	214,966
13,050	Manila Electric Co.	120,136
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	Philippines - 1.3% - (continued)
14,990	Metropolitan Bank & Trust Co.	$19,068
2,435	PLDT, Inc.	54,976
		513,041
	Poland - 3.2%
3,255	Asseco Poland SA	176,785
727	Bank Polska Kasa Opieki SA	39,855
825	CCC SA*	42,830
399	Grupa Kety SA	93,392
21	LPP SA	93,864
11,106	ORLEN SA	248,829
11,345	Powszechna Kasa Oszczednosci Bank Polski SA	250,295
19,394	Powszechny Zaklad Ubezpieczen SA	327,319
		1,273,169
	Russia - 0.0%
70,980	Gazprom PJSC*(3)	—
3,097	Gazprom PJSC ADR*(3)	—
38,700	GMK Norilskiy Nickel PAO*(3)	—
310	LUKOIL PJSC*(3)	—
87	LUKOIL PJSC ADR*(3)	—
7	MMC Norilsk Nickel PJSC ADR*(3)	—
64,472	Sberbank of Russia PJSC*(3)	—
		—
	Saudi Arabia - 5.5%
5,055	Al Rajhi Bank	127,686
23,862	Arab National Bank	138,295
1,015	Arabian Internet & Communications Services Co.	64,589
10,267	Banque Saudi Fransi	46,968
11,111	Dar Al Arkan Real Estate Development Co.*	56,575
439	Elm Co.	106,500
15,553	Etihad Etisalat Co.	253,751
28,104	Jarir Marketing Co.	96,275
18,558	Riyad Bank	139,515
3,343	SABIC Agri-Nutrients Co.	106,232
38,771	Saudi Arabian Oil Co.(2)	251,162
6,461	Saudi Awwal Bank	55,807
16,740	Saudi Electricity Co.	65,914
54,020	Saudi Investment Bank	207,232
17,041	Saudi National Bank	170,360
23,350	Saudi Telecom Co.	261,692
		2,148,553
	South Africa - 2.2%
22,648	FirstRand Ltd.	97,017
11,117	Gold Fields Ltd. ADR	270,810
6,651	Harmony Gold Mining Co. Ltd. ADR	89,523
4,181	Mr. Price Group Ltd.	48,857
7,770	MTN Group Ltd.	65,894
1,976	Nedbank Group Ltd.	27,163
7,794	Old Mutual Ltd.	5,504
13,598	Standard Bank Group Ltd.	176,276
8,969	Vodacom Group Ltd.	68,984
		850,028
	South Korea - 14.0%
9,610	BNK Financial Group, Inc.	101,103
5,933	Coway Co. Ltd.	465,895
858	DB Insurance Co. Ltd.	79,192
4,138	Doosan Bobcat, Inc.*	165,305
1,685	Hankook Tire & Technology Co. Ltd.	54,008
392	HD Hyundai Electric Co. Ltd.	141,615
83	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	21,486
2,632	HMM Co. Ltd.	44,506
2,862	Hyundai Glovis Co. Ltd.	304,402
The accompanying notes are an integral part of these financial statements.

12

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	South Korea - 14.0% - (continued)
1,068	Hyundai Mobis Co. Ltd.	$226,800
877	Hyundai Motor Co.	134,699
7,115	JB Financial Group Co. Ltd.	118,515
3,257	KB Financial Group, Inc.	260,457
4,155	Kia Corp.	306,502
145	Korea Zinc Co. Ltd.	83,646
3,271	Korean Air Lines Co. Ltd.	55,900
1,071	KT&G Corp.	100,937
1,526	LG Electronics, Inc.	85,169
540	LS Electric Co. Ltd.	120,904
798	NAVER Corp.	135,225
810	Orion Corp.	65,008
844	Samsung E&A Co. Ltd.	16,128
1,515	Samsung Electro-Mechanics Co. Ltd.	162,446
9,335	Samsung Electronics Co. Ltd.	480,617
812	Samsung Fire & Marine Insurance Co. Ltd.	257,922
2,033	Samsung SDS Co. Ltd.	234,115
283	Samyang Foods Co. Ltd.	294,265
2,664	SK Hynix, Inc.	525,385
1,183	SK Square Co. Ltd.*	129,748
6,171	SK Telecom Co. Ltd.	249,635
5,848	Woori Financial Group, Inc.	104,157
		5,525,692
	Taiwan - 15.9%
8,000	Accton Technology Corp.	239,082
5,000	Advantech Co. Ltd.	56,202
47,000	ASE Technology Holding Co. Ltd.	240,137
13,000	Asustek Computer, Inc.	288,332
5,039	Bizlink Holding, Inc.	153,799
3,000	Catcher Technology Co. Ltd.	21,308
51,000	Cathay Financial Holding Co. Ltd.	104,059
48,000	Chicony Electronics Co. Ltd.	210,671
12,000	Chroma ATE, Inc.	173,080
21,000	Chunghwa Telecom Co. Ltd.	90,761
127,000	Compal Electronics, Inc.	125,521
68,000	CTBC Financial Holding Co. Ltd.	93,978
17,000	Delta Electronics, Inc.	322,942
6,000	Elite Material Co. Ltd.	222,129
177,000	Eva Airways Corp.	224,456
27,000	Evergreen Marine Corp. Taiwan Ltd.	179,111
12,000	Far EasTone Telecommunications Co. Ltd.*	32,847
17,000	Fubon Financial Holding Co. Ltd.	46,932
51,224	Hon Hai Precision Industry Co. Ltd.	305,482
4,000	International Games System Co. Ltd.	105,336
95,000	KGI Financial Holding Co. Ltd.	48,379
27,000	King Yuan Electronics Co. Ltd.	106,743
500	Largan Precision Co. Ltd.	39,618
39,245	Lite-On Technology Corp.	156,467
4,000	Lotes Co. Ltd.	190,301
5,000	MediaTek, Inc.	229,500
19,000	Micro-Star International Co. Ltd.	91,666
13,000	Novatek Microelectronics Corp.	206,885
77,000	Pegatron Corp.	206,382
6,000	President Chain Store Corp.	51,462
12,000	Quanta Computer, Inc.	113,175
12,000	Realtek Semiconductor Corp.	231,175
20,000	Taiwan Business Bank	10,788
22,000	Taiwan Mobile Co. Ltd.*	77,762
1,887	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	455,937
43,000	Uni-President Enterprises Corp.	114,100
124,000	United Microelectronics Corp.	172,618
26,379	Vanguard International Semiconductor Corp.	82,546
35,686	Wistron Corp.	147,060
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	Taiwan - 15.9% - (continued)
1,000	Wiwynn Corp.	$92,638
3,194	Yageo Corp.	56,716
62,000	Yang Ming Marine Transport Corp.	126,295
		6,244,378
	Thailand - 3.7%
34,389	Advanced Info Service PCL NVDR	306,218
173,600	Bangkok Dusit Medical Services PCL NVDR	114,211
75,700	Delta Electronics Thailand PCL NVDR	338,195
39,862	Gulf Development PCL NVDR*	57,634
32,300	Kasikornbank PCL NVDR	160,116
176,300	Krung Thai Bank PCL NVDR	118,684
122,500	PTT PCL NVDR	124,637
806,100	Sansiri PCL NVDR	36,506
29,300	SCB X PCL NVDR	113,416
1,473,600	TMBThanachart Bank PCL NVDR	87,027
		1,456,644
	Turkey - 2.3%
144,515	Akbank TAS	240,307
11,235	BIM Birlesik Magazalar AS	146,827
25,692	KOC Holding AS	113,482
56,225	Mavi Giyim Sanayi Ve Ticaret AS Class B(2)	58,589
2,107	Migros Ticaret AS	27,198
83,890	Reysas Tasimacilik ve Lojistik Ticaret AS*	35,236
5,891	Turk Hava Yollari AO	41,796
50,393	Turkcell Iletisim Hizmetleri AS	115,763
66,851	Turkiye Is Bankasi AS Class C	24,406
28,658	Turkiye Petrol Rafinerileri AS	119,241
		922,845
	United Kingdom - 0.4%
3,661	Anglogold Ashanti PLC	169,321
	United States - 0.5%
15,574	JBS NV BDR*	213,892
	Total Common Stocks (cost $32,163,148)	$38,317,155
PREFERRED STOCKS - 2.2%
	Brazil - 1.4%
79,624	Cia Energetica de Minas Gerais (Preference Shares)(4)	$146,916
22,066	Gerdau SA (Preference Shares)(4)	66,373
54,227	Petroleo Brasileiro SA - Petrobras (Preference Shares)(4)	316,147
		529,436
	Chile - 0.3%
34,491	Embotelladora Andina SA (Preference Shares)(4)	131,471
	Colombia - 0.5%
18,255	Grupo Cibest SA (Preference Shares)(4)	200,733
	Total Preferred Stocks (cost $780,271)	$861,640
	Total Long-Term Investments (cost $32,943,419)	$39,178,795
The accompanying notes are an integral part of these financial statements.

13

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4%
	Securities Lending Collateral - 0.4%
135,951	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(5)		$135,951
	Total Short-Term Investments (cost $135,951)		$135,951
	Total Investments (cost $33,079,370)	99.9%	$39,314,746
	Other Assets and Liabilities	0.1%	56,682
	Net Assets	100.0%	$39,371,428
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2025, the aggregate value of these securities was
$1,565,050, representing 4.0% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	4	09/19/2025	$247,660	$5,302
Total futures contracts				$5,302
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$38,317,155	$38,317,155	$—	$—
Preferred Stocks	861,640	861,640	—	—
Short-Term Investments	135,951	135,951	—	—
Futures Contracts(2)	5,302	5,302	—	—
Total	$39,320,048	$39,320,048	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

14

Hartford Multifactor Small Cap ETF
Schedule of Investments
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 2.2%
8,767	Garrett Motion, Inc.	$114,322
2,188	Patrick Industries, Inc.	212,761
5,083	Phinia, Inc.	257,708
5,987	Standard Motor Products, Inc.	181,765
		766,556
	Banks - 12.5%
1,273	Ameris Bancorp	87,010
1,893	Arrow Financial Corp.	50,732
2,125	Associated Banc-Corp.	52,572
1,472	Banner Corp.	91,374
302	Business First Bancshares, Inc.	7,173
2,254	Cathay General Bancorp	101,926
6,555	Central Pacific Financial Corp.	174,756
81	City Holding Co.	9,890
3,222	CNB Financial Corp.	73,945
1,351	Community Trust Bancorp, Inc.	72,927
241	Customers Bancorp, Inc.*	15,364
1,290	Enterprise Financial Services Corp.	71,195
5,206	Financial Institutions, Inc.	132,701
5,281	First BanCorp	110,003
124	First BanCorp/Southern Pines NC	6,211
4,244	First Busey Corp.	94,726
437	First Commonwealth Financial Corp.	7,215
3,600	First Financial Bancorp	87,264
1,952	First Financial Corp.	104,530
2,596	First Hawaiian, Inc.	62,953
1,887	First Merchants Corp.	71,932
5,504	Fulton Financial Corp.	98,797
6,765	Hanmi Financial Corp.	154,310
23,151	Heritage Commerce Corp.	214,147
1,071	Hilltop Holdings, Inc.	31,702
236	HomeTrust Bancshares, Inc.	9,171
23,518	Hope Bancorp, Inc.	234,945
2,981	Independent Bank Corp.	91,070
2,237	International Bancshares Corp.	152,519
1,524	National Bank Holdings Corp. Class A	56,479
1,560	NBT Bancorp, Inc.	64,553
5,470	Northeast Community Bancorp, Inc.	113,010
5,163	Northwest Bancshares, Inc.	60,407
521	OceanFirst Financial Corp.	8,742
4,844	OFG Bancorp	206,451
3,680	Peoples Bancorp, Inc.	105,395
2,909	Preferred Bank	264,195
3,050	Renasant Corp.	111,752
3,239	S&T Bancorp, Inc.	118,677
2,645	Shore Bancshares, Inc.	41,024
688	Simmons First National Corp. Class A	13,189
1,970	Stellar Bancorp, Inc.	58,174
139	Third Coast Bancshares, Inc.*	5,233
4,372	Towne Bank	153,151
926	TriCo Bancshares	38,077
4,661	TrustCo Bank Corp.	156,423
3,209	Univest Financial Corp.	92,548
6,903	Veritex Holdings, Inc.	218,963
235	WaFd, Inc.	6,840
2,805	WesBanco, Inc.	84,515
		4,450,858
	Capital Goods - 9.3%
78	Alamo Group, Inc.	17,361
2,952	Apogee Enterprises, Inc.	123,955
1,762	Argan, Inc.	431,655
5,163	Atmus Filtration Technologies, Inc.	200,892
895	Blue Bird Corp.*	40,087
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Capital Goods - 9.3% - (continued)
5,048	DNOW, Inc.*	$78,547
1,348	DXP Enterprises, Inc.*	152,675
1,007	Global Industrial Co.	34,298
1,930	GMS, Inc.*	211,605
698	Greenbrier Cos., Inc.	31,759
4,926	Hyster-Yale, Inc.	206,941
1,030	IES Holdings, Inc.*	363,662
2,569	Karat Packaging, Inc.	69,954
2,147	LSI Industries, Inc.	39,290
2,301	Masterbrand, Inc.*	25,380
101	McGrath RentCorp	12,604
3,116	Miller Industries, Inc.	126,977
4,872	MRC Global, Inc.*	71,521
2,012	MSC Industrial Direct Co., Inc. Class A	174,280
874	Preformed Line Products Co.	134,885
6,426	REV Group, Inc.	318,408
6,174	Rush Enterprises, Inc. Class A	334,260
1,117	Tennant Co.	92,197
		3,293,193
	Commercial & Professional Services - 6.9%
1,764	ABM Industries, Inc.	81,373
3,914	Barrett Business Services, Inc.	179,927
3,327	Brady Corp. Class A	234,786
5,038	Civeo Corp.	125,900
1,680	CSG Systems International, Inc.	104,933
8,493	Deluxe Corp.	136,737
10,723	Ennis, Inc.	190,869
4,146	Heidrick & Struggles International, Inc.	184,621
6,817	HNI Corp.	350,667
6,143	IBEX Holdings Ltd.*	181,649
3,673	Interface, Inc.	75,737
697	Kelly Services, Inc. Class A	8,538
1,868	Kforce, Inc.	65,100
490	ManpowerGroup, Inc.	20,213
3,520	Pitney Bowes, Inc.	39,987
14,873	Resources Connection, Inc.	75,257
23,930	Steelcase, Inc. Class A	247,197
357	UniFirst Corp.	61,058
13,647	Virco Mfg. Corp.	105,628
		2,470,177
	Consumer Discretionary Distribution & Retail - 4.7%
8,435	Buckle, Inc.	416,436
4,731	Build-A-Bear Workshop, Inc.	239,909
870	Dillard's, Inc. Class A(1)	406,229
5,319	Haverty Furniture Cos., Inc.	109,731
6,820	J Jill, Inc.	106,938
2,256	Kohl's Corp.	24,455
64	Penske Automotive Group, Inc.	10,714
373	Shoe Carnival, Inc.	7,631
876	Signet Jewelers Ltd.	69,292
7,857	Upbound Group, Inc.	162,129
1,670	Urban Outfitters, Inc.*	125,718
		1,679,182
	Consumer Durables & Apparel - 3.1%
1,657	Acushnet Holdings Corp.	131,930
2,502	Carter's, Inc.	60,648
7,912	Ethan Allen Interiors, Inc.	235,540
435	G-III Apparel Group Ltd.*	10,266
4,791	Hamilton Beach Brands Holding Co. Class A	74,596
1,190	JAKKS Pacific, Inc.	21,075
5,807	La-Z-Boy, Inc.	208,878
5,419	Levi Strauss & Co. Class A	106,700
The accompanying notes are an integral part of these financial statements.

15

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Consumer Durables & Apparel - 3.1% - (continued)
2,374	Movado Group, Inc.	$36,821
1,762	Oxford Industries, Inc.	67,273
3,307	Smith & Wesson Brands, Inc.	26,291
616	Steven Madden Ltd.	14,787
1,399	Sturm Ruger & Co., Inc.	47,790
5,275	Superior Group of Cos., Inc.	50,904
		1,093,499
	Consumer Services - 2.1%
2,529	ADT, Inc.	21,117
166	Biglari Holdings, Inc. Class B*	51,181
39	Graham Holdings Co. Class B	37,213
6,321	Laureate Education, Inc.*	142,855
14,066	Perdoceo Education Corp.	404,819
1,302	Travel & Leisure Co.	77,144
		734,329
	Consumer Staples Distribution & Retail - 3.3%
1,371	Andersons, Inc.	49,247
4,067	Ingles Markets, Inc. Class A	255,936
3,936	Natural Grocers by Vitamin Cottage, Inc.	149,135
1,802	PriceSmart, Inc.	193,715
8,780	SpartanNash Co.	233,021
3,854	Weis Markets, Inc.	279,068
		1,160,122
	Energy - 3.3%
1,172	California Resources Corp.	56,467
2,428	CNX Resources Corp.*	73,593
4,917	Energy Services of America Corp.	53,743
10,272	FutureFuel Corp.	41,602
12,132	Granite Ridge Resources, Inc.	62,965
1,007	Gulfport Energy Corp.*	175,349
1,094	International Seaways, Inc.	43,651
8,982	Liberty Energy, Inc.	110,838
3,188	Northern Oil & Gas, Inc.	89,774
2,487	Peabody Energy Corp.	40,165
599	PrimeEnergy Resources Corp.*(1)	100,973
5,297	Ranger Energy Services, Inc. Class A	70,927
1,085	Riley Exploration Permian, Inc.	28,470
1,918	Select Water Solutions, Inc.	18,470
36,428	VAALCO Energy, Inc.	135,512
2,180	World Kinect Corp.	59,448
		1,161,947
	Equity Real Estate Investment Trusts (REITs) - 6.1%
846	Acadia Realty Trust REIT	15,837
2,418	Alexander & Baldwin, Inc. REIT	43,476
1,102	American Assets Trust, Inc. REIT	20,971
7,054	American Healthcare, Inc. REIT	272,567
17,235	Apple Hospitality, Inc. REIT	202,511
6,006	Broadstone Net Lease, Inc. REIT	97,537
759	COPT Defense Properties REIT	20,706
6,340	CTO Realty Growth, Inc. REIT	104,673
2,640	EPR Properties REIT	145,306
499	Four Corners Property Trust, Inc. REIT	12,595
3,228	Getty Realty Corp. REIT	89,706
2,260	Highwoods Properties, Inc. REIT	65,563
1,309	Innovative Industrial Properties, Inc. REIT	67,675
4,763	LTC Properties, Inc. REIT	162,133
1,736	LXP Industrial Trust REIT	13,471
979	National Health Investors, Inc. REIT	68,393
908	One Liberty Properties, Inc. REIT	20,321
8,648	Outfront Media, Inc. REIT	151,600
14,693	Park Hotels & Resorts, Inc. REIT	156,627
6,766	RLJ Lodging Trust REIT	50,068
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 6.1% - (continued)
3,239	Sabra Health Care, Inc. REIT	$58,399
3,960	SITE Centers Corp. REIT	42,649
19,219	Sunstone Hotel Investors, Inc. REIT	168,166
498	UMH Properties, Inc. REIT	8,107
4,734	Urban Edge Properties REIT	93,355
2,169	Whitestone REIT	26,440
		2,178,852
	Financial Services - 1.9%
10,028	Acacia Research Corp.*	35,499
4,540	Bread Financial Holdings, Inc.	278,302
5,927	Chicago Atlantic Real Estate Finance, Inc. REIT	76,992
3,189	Enact Holdings, Inc.	110,850
3,978	EZCORP, Inc. Class A*	56,965
880	Federated Hermes, Inc.	43,621
942	Oppenheimer Holdings, Inc. Class A	71,413
		673,642
	Food, Beverage & Tobacco - 1.9%
10,951	Flowers Foods, Inc.	173,573
1,134	John B Sanfilippo & Son, Inc.	71,794
2,921	Pilgrim's Pride Corp.	138,426
4,268	Universal Corp.	232,478
2,311	WK Kellogg Co.	53,269
		669,540
	Health Care Equipment & Services - 9.6%
1,433	Addus HomeCare Corp.*	153,016
853	Amedisys, Inc.*	84,106
6,519	Bioventus, Inc. Class A*	42,504
9,167	BrightSpring Health Services, Inc.*	189,299
948	CONMED Corp.	48,490
2,387	CorVel Corp.*	211,488
6,751	Cross Country Healthcare, Inc.*	90,801
48,168	DocGo, Inc.*	65,508
5,390	Electromed, Inc.*	98,152
20,191	Embecta Corp.	205,141
5,367	HealthStream, Inc.	140,401
1,624	iRadimed Corp.	94,744
1,536	Kewaunee Scientific Corp.*	85,002
2,941	LeMaitre Vascular, Inc.	238,927
2,827	National HealthCare Corp.	271,477
2,487	National Research Corp.	31,087
9,114	OraSure Technologies, Inc.*	28,982
3,388	Pediatrix Medical Group, Inc.*	41,503
19,868	Premier, Inc. Class A	426,765
2,330	Pro-Dex, Inc.*(1)	116,616
14,263	Select Medical Holdings Corp.	210,950
3,715	Semler Scientific, Inc.*(1)	133,183
19,607	Sensus Healthcare, Inc.*(1)	109,603
10,124	Tactile Systems Technology, Inc.*	101,037
2,752	TruBridge, Inc.*	57,297
1,521	Utah Medical Products, Inc.	84,568
10,700	Viemed Healthcare, Inc.*	65,163
		3,425,810
	Household & Personal Products - 0.4%
572	Lifevantage Corp.(1)	7,179
2,231	Oil-Dri Corp. of America	125,828
		133,007
	Insurance - 3.4%
6,428	CNO Financial Group, Inc.	236,807
4,958	Employers Holdings, Inc.	204,666
148	HCI Group, Inc.	20,726
2,115	Horace Mann Educators Corp.	89,951
The accompanying notes are an integral part of these financial statements.

16

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Insurance - 3.4% - (continued)
2,049	Mercury General Corp.	$141,893
1,133	Safety Insurance Group, Inc.	79,707
8,172	SiriusPoint Ltd.*	160,253
79	Stewart Information Services Corp.	5,129
4,525	United Fire Group, Inc.	120,139
6,904	Universal Insurance Holdings, Inc.	163,211
		1,222,482
	Materials - 3.2%
413	Alpha Metallurgical Resources, Inc.*	48,763
3,691	Greif, Inc. Class A	234,120
493	Hawkins, Inc.	80,497
78	NewMarket Corp.	53,586
1,343	Olympic Steel, Inc.	41,767
2,453	Ramaco Resources, Inc. Class A	49,919
21	Ramaco Resources, Inc. Class B	285
1,420	Ryerson Holding Corp.	29,252
19,159	SunCoke Energy, Inc.	141,585
4,022	Sylvamo Corp.	185,293
5,181	Warrior Met Coal, Inc.	266,200
		1,131,267
	Media & Entertainment - 1.7%
1,838	John Wiley & Sons, Inc. Class A	70,947
3,146	Scholastic Corp.	77,612
676	Shutterstock, Inc.	12,952
13,529	Teads Holding Co.*	34,228
19,870	TEGNA, Inc.	331,829
1,831	Travelzoo*	18,292
1,896	Yelp, Inc.*	65,279
		611,139
	Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
3,164	ACADIA Pharmaceuticals, Inc.*	75,398
1,511	ADMA Biologics, Inc.*	28,256
3,365	Amphastar Pharmaceuticals, Inc.*	70,497
14,830	Catalyst Pharmaceuticals, Inc.*	316,324
6,279	Collegium Pharmaceutical, Inc.*	187,491
10,552	Harmony Biosciences Holdings, Inc.*	371,219
12,586	Innoviva, Inc.*	228,688
24,151	Organon & Co.	234,265
806	Pacira BioSciences, Inc.*	16,998
308	Perrigo Co. PLC	8,214
8,937	Phibro Animal Health Corp. Class A	236,830
1,063	Prestige Consumer Healthcare, Inc.*	78,609
1,558	Protagonist Therapeutics, Inc.*	83,914
11,296	Puma Biotechnology, Inc.*	35,130
35,342	SIGA Technologies, Inc.	233,611
10,169	Supernus Pharmaceuticals, Inc.*	356,932
		2,562,376
	Real Estate Management & Development - 0.5%
5,023	Five Point Holdings LLC Class A*	26,773
4,842	Newmark Group, Inc. Class A	73,453
5,564	RMR Group, Inc. Class A	89,358
		189,584
	Semiconductors & Semiconductor Equipment - 0.8%
9,996	Amkor Technology, Inc.	225,510
3,021	Photronics, Inc.*	61,507
		287,017
	Software & Services - 1.8%
12,871	A10 Networks, Inc.	237,084
8,236	Adeia, Inc.	106,656
5,997	Hackett Group, Inc.	140,270
676	OneSpan, Inc.	9,971
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Software & Services - 1.8% - (continued)
1,370	Progress Software Corp.	$65,869
4,760	Teradata Corp.*	99,627
		659,477
	Technology Hardware & Equipment - 8.0%
3,837	Bel Fuse, Inc. Class B	498,963
6,831	Benchmark Electronics, Inc.	262,994
2,275	BK Technologies Corp.*	88,361
9,882	CompoSecure, Inc. Class A*(1)	140,423
2,624	Crane NXT Co.	155,708
17,925	Daktronics, Inc.*	290,743
2,825	Diebold Nixdorf, Inc.*	159,019
2,556	ePlus, Inc.*	165,578
26,948	Immersion Corp.	187,828
1,748	M-Tron Industries, Inc.*	76,877
629	Napco Security Technologies, Inc.	19,203
944	OSI Systems, Inc.*	208,633
2,878	PC Connection, Inc.	177,256
647	Plexus Corp.*	82,493
707	ScanSource, Inc.*	27,460
518	TTM Technologies, Inc.*	24,476
15,341	Vishay Intertechnology, Inc.	251,439
869	Vishay Precision Group, Inc.*	23,046
		2,840,500
	Telecommunication Services - 1.4%
6,035	IDT Corp. Class B	355,522
6,974	Spok Holdings, Inc.	127,903
		483,425
	Transportation - 1.4%
2,269	Covenant Logistics Group, Inc.	54,796
2,720	Hub Group, Inc. Class A	95,255
1,336	Matson, Inc.	142,658
4,797	Schneider National, Inc. Class B	117,287
3,023	Universal Logistics Holdings, Inc.	72,340
1,037	Werner Enterprises, Inc.	28,746
		511,082
	Utilities - 3.0%
625	ALLETE, Inc.	41,206
3,227	Avista Corp.	120,367
128	Black Hills Corp.	7,396
2,720	Consolidated Water Co. Ltd.	79,125
11,510	MDU Resources Group, Inc.	198,548
276	Northwest Natural Holding Co.	11,018
1,950	Northwestern Energy Group, Inc.	104,715
632	ONE Gas, Inc.	45,946
1,217	Otter Tail Corp.	93,928
2,764	Portland General Electric Co.	113,656
962	Spire, Inc.	71,640
2,512	TXNM Energy, Inc.	142,656
900	Unitil Corp.	46,422
		1,076,623
	Total Common Stocks (cost $32,831,274)	$35,465,686
The accompanying notes are an integral part of these financial statements.

17

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.6%
	Securities Lending Collateral - 2.6%
936,661	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(2)		$936,661
	Total Short-Term Investments (cost $936,661)		$936,661
	Total Investments (cost $33,767,935)	102.3%	$36,402,347
	Other Assets and Liabilities	(2.3)%	(831,106)
	Net Assets	100.0%	$35,571,241
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	09/19/2025	$111,010	$5,078
Total futures contracts				$5,078
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$35,465,686	$35,465,686	$—	$—
Short-Term Investments	936,661	936,661	—	—
Futures Contracts(2)	5,078	5,078	—	—
Total	$36,407,425	$36,407,425	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

18

Hartford Multifactor US Equity ETF
Schedule of Investments
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 0.1%
4,067	Autoliv, Inc.	$453,674
	Banks - 2.9%
8,458	Bank of America Corp.	399,810
21,005	Bank OZK	1,035,547
19,908	Citigroup, Inc.	1,865,380
562	Cullen/Frost Bankers, Inc.	71,604
14,648	Fifth Third Bancorp	608,917
58,966	Huntington Bancshares, Inc.	968,811
11,012	JP Morgan Chase & Co.	3,262,195
13,051	M&T Bank Corp.	2,462,724
2,677	PNC Financial Services Group, Inc.	509,353
5,268	Popular, Inc.	603,607
18,725	U.S. Bancorp	841,876
3,187	UMB Financial Corp.	350,538
10,782	Wells Fargo & Co.	869,353
		13,849,715
	Capital Goods - 7.1%
11,507	3M Co.	1,717,075
865	AAON, Inc.	72,228
3,417	Acuity, Inc.	1,063,883
15,992	Allison Transmission Holdings, Inc.	1,440,399
3,279	Applied Industrial Technologies, Inc.	890,248
1,485	Boise Cascade Co.	124,458
3,725	Caterpillar, Inc.	1,631,624
6,560	Cummins, Inc.	2,411,587
1,214	Deere & Co.	636,585
12,516	Donaldson Co., Inc.	900,777
3,275	Dover Corp.	593,234
451	Dycom Industries, Inc.*	121,233
3,695	EMCOR Group, Inc.	2,318,576
54,871	Fastenal Co.	2,531,199
7,626	Ferguson Enterprises, Inc.	1,703,115
1,569	Honeywell International, Inc.	348,867
7,084	Illinois Tool Works, Inc.	1,813,291
215	Lennox International, Inc.	130,935
2,074	Lockheed Martin Corp.	873,113
12,119	Masco Corp.	825,667
13,456	Mueller Industries, Inc.	1,148,739
4,860	Oshkosh Corp.	614,936
15,150	Otis Worldwide Corp.	1,298,203
1,202	Owens Corning	167,595
11,744	PACCAR, Inc.	1,159,837
5,008	Snap-on, Inc.	1,608,520
1,701	Toro Co.	126,299
2,115	Trane Technologies PLC	926,539
1,913	UFP Industries, Inc.	187,474
3,742	Valmont Industries, Inc.	1,361,901
195	Watsco, Inc.	87,922
520	Watts Water Technologies, Inc. Class A	136,406
2,471	WW Grainger, Inc.	2,568,703
		33,541,168
	Commercial & Professional Services - 2.4%
2,349	Broadridge Financial Solutions, Inc.	581,401
7,036	Cintas Corp.	1,565,862
39,194	Genpact Ltd.	1,726,496
1,919	Maximus, Inc.	141,737
9,618	Paychex, Inc.	1,388,166
2,349	Republic Services, Inc.	541,797
24,788	Robert Half, Inc.	914,925
6,428	Rollins, Inc.	368,132
19,791	Veralto Corp.	2,074,690
4,340	Verisk Analytics, Inc.	1,209,601
4,660	Waste Management, Inc.	1,067,886
		11,580,693
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Consumer Discretionary Distribution & Retail - 6.0%
11,878	Amazon.com, Inc.*	$2,780,758
1,637	AutoNation, Inc.*	315,352
500	AutoZone, Inc.*	1,884,190
16,481	Bath & Body Works, Inc.	477,290
26,429	Best Buy Co., Inc.	1,719,471
4,067	Dick's Sporting Goods, Inc.	860,211
29,980	eBay, Inc.	2,750,665
47,021	Gap, Inc.	915,029
2,334	Group 1 Automotive, Inc.	961,958
8,859	Home Depot, Inc.	3,255,771
8,035	Lowe's Cos., Inc.	1,796,385
4,275	Murphy USA, Inc.	1,549,602
20,521	O'Reilly Automotive, Inc.*	2,017,625
3,451	Ross Stores, Inc.	471,199
13,170	TJX Cos., Inc.	1,640,060
25,868	Tractor Supply Co.	1,473,183
1,825	Ulta Beauty, Inc.*	939,893
12,811	Williams-Sonoma, Inc.	2,396,297
		28,204,939
	Consumer Durables & Apparel - 1.5%
2,378	Deckers Outdoor Corp.*	252,472
1,169	DR Horton, Inc.	166,980
4,744	Garmin Ltd.	1,037,798
24,628	Kontoor Brands, Inc.	1,370,795
11,035	Mattel, Inc.*	187,705
6,481	NIKE, Inc. Class B	484,066
56	NVR, Inc.*	422,771
8,123	PulteGroup, Inc.	917,249
4,221	Ralph Lauren Corp.	1,261,024
17,360	Skechers USA, Inc. Class A*	1,098,020
929	Tapestry, Inc.	100,360
		7,299,240
	Consumer Services - 2.1%
361	Booking Holdings, Inc.	1,986,966
471	Domino's Pizza, Inc.	218,172
28,590	Frontdoor, Inc.*	1,672,515
5,524	Grand Canyon Education, Inc.*	931,512
31,423	H&R Block, Inc.	1,707,526
2,136	McDonald's Corp.	640,949
842	Starbucks Corp.	75,073
11,148	Stride, Inc.*	1,429,508
8,863	Yum! Brands, Inc.	1,277,601
		9,939,822
	Consumer Staples Distribution & Retail - 4.1%
171,374	Albertsons Cos., Inc. Class A	3,293,808
6,671	BJ's Wholesale Club Holdings, Inc.*	706,459
976	Casey's General Stores, Inc.	507,647
2,108	Costco Wholesale Corp.	1,980,761
76,566	Kroger Co.	5,367,277
22,728	Sysco Corp.	1,809,149
6,098	Target Corp.	612,849
49,948	Walmart, Inc.	4,893,905
		19,171,855
	Energy - 2.7%
20,139	Baker Hughes Co.	907,262
5,246	Cheniere Energy, Inc.	1,237,426
12,156	Chevron Corp.	1,843,336
9,746	ConocoPhillips	929,184
32,500	EOG Resources, Inc.	3,900,650
26,535	Exxon Mobil Corp.	2,962,367
545	Texas Pacific Land Corp.	527,631
5,081	Valero Energy Corp.	697,672
		13,005,528
The accompanying notes are an integral part of these financial statements.

19

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 1.3%
6,853	Agree Realty Corp. REIT(1)	$491,360
3,004	AvalonBay Communities, Inc. REIT	559,585
6,040	Equity Residential REIT	381,728
2,186	Gaming & Leisure Properties, Inc. REIT	99,638
3,955	Lamar Advertising Co. Class A, REIT	483,499
6,011	Realty Income Corp. REIT	337,397
5,225	Simon Property Group, Inc. REIT	855,803
65,450	VICI Properties, Inc. REIT	2,133,670
4,809	Welltower, Inc. REIT	793,822
1,322	WP Carey, Inc. REIT	84,819
		6,221,321
	Financial Services - 4.2%
29,317	Bank of New York Mellon Corp.	2,974,210
6,597	Berkshire Hathaway, Inc. Class B*	3,112,992
669	Capital One Financial Corp.	143,835
1,026	CME Group, Inc.	285,515
26,322	Interactive Brokers Group, Inc. Class A	1,725,670
5,494	Janus Henderson Group PLC	237,890
2,733	Mastercard, Inc. Class A	1,548,163
5,984	MGIC Investment Corp.	154,986
13,634	Northern Trust Corp.	1,772,420
4,083	Raymond James Financial, Inc.	682,392
25,412	State Street Corp.	2,839,791
30,652	Synchrony Financial	2,135,525
9,025	T. Rowe Price Group, Inc.	915,586
4,592	Visa, Inc. Class A	1,586,398
		20,115,373
	Food, Beverage & Tobacco - 2.3%
56,371	Altria Group, Inc.	3,491,620
36,472	Cal-Maine Foods, Inc.	4,053,498
2,950	Ingredion, Inc.	388,043
3,563	Kellanova	284,434
6,714	PepsiCo, Inc.	925,995
11,949	Philip Morris International, Inc.	1,960,233
		11,103,823
	Health Care Equipment & Services - 5.3%
11,837	Abbott Laboratories	1,493,711
1,061	Becton Dickinson & Co.	189,123
10,556	Boston Scientific Corp.*	1,107,536
20,508	Cardinal Health, Inc.	3,183,252
4,481	Cencora, Inc.	1,281,925
981	Chemed Corp.	404,466
39,481	CVS Health Corp.	2,451,770
1,582	DaVita, Inc.*	222,065
6,818	Elevance Health, Inc.	1,930,039
775	Encompass Health Corp.	85,335
1,366	GE HealthCare Technologies, Inc.	97,423
2,524	HCA Healthcare, Inc.	893,471
7,822	Henry Schein, Inc.*	529,158
9,919	Humana, Inc.	2,478,461
2,582	McKesson Corp.	1,790,720
19,476	Medtronic PLC	1,757,514
5,570	Quest Diagnostics, Inc.	932,474
5,329	ResMed, Inc.	1,449,168
1,734	Stryker Corp.	680,994
7,739	UnitedHealth Group, Inc.	1,931,345
		24,889,950
	Household & Personal Products - 0.8%
12,417	Colgate-Palmolive Co.	1,041,166
23,583	Kenvue, Inc.	505,620
15,391	Kimberly-Clark Corp.	1,918,026
2,909	Procter & Gamble Co.	437,717
		3,902,529
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Insurance - 5.0%
4,022	Aflac, Inc.	$399,626
8,945	Allstate Corp.	1,818,071
9,654	American International Group, Inc.	749,440
6,322	Arch Capital Group Ltd.	544,071
830	Assurant, Inc.	155,459
15,854	Axis Capital Holdings Ltd.	1,487,739
3,786	Chubb Ltd.	1,007,228
8,537	Cincinnati Financial Corp.	1,259,293
2,800	Everest Group Ltd.	940,240
1,830	Hanover Insurance Group, Inc.	314,083
3,088	Lincoln National Corp.	117,684
6,469	Loews Corp.	585,703
1,182	Markel Group, Inc.*	2,373,799
17,173	MetLife, Inc.	1,304,289
54,678	Old Republic International Corp.	1,977,703
1,098	Progressive Corp.	265,760
20,769	Prudential Financial, Inc.	2,151,253
1,135	RenaissanceRe Holdings Ltd.	276,645
8,396	Travelers Cos., Inc.	2,184,975
32,209	Unum Group	2,312,928
721	White Mountains Insurance Group Ltd.	1,289,004
		23,514,993
	Materials - 3.2%
2,341	Air Products & Chemicals, Inc.	673,927
93,884	Amcor PLC	877,815
2,020	AptarGroup, Inc.	317,423
4,354	Cabot Corp.	314,272
19,305	CF Industries Holdings, Inc.	1,792,083
2,059	Corteva, Inc.	148,516
5,177	CRH PLC	494,145
3,212	Eastman Chemical Co.	233,223
4,948	Ecolab, Inc.	1,295,188
24,735	Graphic Packaging Holding Co.	553,075
7,070	Louisiana-Pacific Corp.	639,199
2,530	Packaging Corp. of America	490,187
9,692	PPG Industries, Inc.	1,022,506
7,413	Reliance, Inc.	2,150,734
16,475	RPM International, Inc.	1,934,330
19,715	Sealed Air Corp.	577,058
5,333	Sherwin-Williams Co.	1,764,583
729	Steel Dynamics, Inc.	92,991
		15,371,255
	Media & Entertainment - 5.3%
35,112	Alphabet, Inc. Class A	6,737,993
1,195	Charter Communications, Inc. Class A*	321,885
44,405	Comcast Corp. Class A	1,475,578
13,327	Electronic Arts, Inc.	2,032,234
55,832	Fox Corp. Class A	3,113,192
1,727	Live Nation Entertainment, Inc.*	255,078
17,370	Match Group, Inc.	595,270
7,299	Meta Platforms, Inc. Class A	5,645,339
2,365	Netflix, Inc.*	2,741,981
26,927	New York Times Co. Class A	1,397,242
5,337	Nexstar Media Group, Inc.	998,606
		25,314,398
	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
7,662	AbbVie, Inc.	1,448,271
70,477	Alkermes PLC*	1,866,936
55,987	Bristol-Myers Squibb Co.	2,424,797
19,600	Corcept Therapeutics, Inc.*	1,316,532
2,836	Eli Lilly & Co.	2,098,838
82,922	Exelixis, Inc.*	3,003,435
36,301	Gilead Sciences, Inc.	4,076,239
19,791	Incyte Corp.*	1,482,148
5,339	Jazz Pharmaceuticals PLC*	612,010
The accompanying notes are an integral part of these financial statements.

20

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.7% - (continued)
18,071	Johnson & Johnson	$2,977,017
32,904	Merck & Co., Inc.	2,570,460
39,909	Pfizer, Inc.	929,481
4,310	United Therapeutics Corp.*	1,183,957
1,343	Waters Corp.*	387,805
3,293	Zoetis, Inc.	480,086
		26,858,012
	Real Estate Management & Development - 0.1%
3,301	CBRE Group, Inc. Class A*	514,098
	Semiconductors & Semiconductor Equipment - 3.8%
4,017	Applied Materials, Inc.	723,301
16,151	Broadcom, Inc.	4,743,549
10,780	Cirrus Logic, Inc.*	1,085,654
905	KLA Corp.	795,522
9,914	Lam Research Corp.	940,244
25,551	NVIDIA Corp.	4,544,756
5,537	NXP Semiconductors NV	1,183,644
17,235	QUALCOMM, Inc.	2,529,409
7,733	Texas Instruments, Inc.	1,400,137
		17,946,216
	Software & Services - 11.9%
8,088	Accenture PLC Class A	2,160,305
11,364	ACI Worldwide, Inc.*	483,652
1,002	Appfolio, Inc. Class A*	267,915
1,862	AppLovin Corp. Class A*	727,483
2,311	Atlassian Corp. Class A*	443,204
5,831	Autodesk, Inc.*	1,767,434
41,376	Box, Inc. Class A*	1,328,170
3,912	Cadence Design Systems, Inc.*	1,426,198
20,678	Clearwater Analytics Holdings, Inc. Class A*	418,936
48,751	Cognizant Technology Solutions Corp. Class A	3,498,372
10,335	Commvault Systems, Inc.*	1,963,133
512	Datadog, Inc. Class A*	71,670
10,788	Docusign, Inc.*	816,004
24,228	Dolby Laboratories, Inc. Class A	1,825,338
131,281	Dropbox, Inc. Class A*	3,566,905
1,118	Fair Isaac Corp.*	1,606,253
24,285	Fortinet, Inc.*	2,426,071
4,896	Gartner, Inc.*	1,658,030
3,727	Gen Digital, Inc.	109,909
18,172	GoDaddy, Inc. Class A*	2,936,232
1,718	HubSpot, Inc.*	892,759
10,019	InterDigital, Inc.	2,586,906
15,046	International Business Machines Corp.	3,808,895
154	Intuit, Inc.	120,910
39,429	Kyndryl Holdings, Inc.*	1,489,233
11,110	Microsoft Corp.	5,927,185
555	Nutanix, Inc. Class A*	41,719
13,929	Oracle Corp.	3,534,762
1,627	Palo Alto Networks, Inc.*	282,447
25,508	Pegasystems, Inc.	1,497,575
735	Roper Technologies, Inc.	404,544
4,423	Salesforce, Inc.	1,142,594
1,094	ServiceNow, Inc.*	1,031,773
427	Synopsys, Inc.*	270,492
11,273	VeriSign, Inc.	3,030,971
732	Workday, Inc. Class A*	167,906
5,037	Zoom Communications, Inc.*	372,990
		56,104,875
	Technology Hardware & Equipment - 13.4%
26,595	Amphenol Corp. Class A	2,832,633
21,631	Apple, Inc.	4,489,947
14,578	Arista Networks, Inc.*	1,796,301
1,116	Arrow Electronics, Inc.*	129,456
48,420	Avnet, Inc.	2,563,355
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Technology Hardware & Equipment - 13.4% - (continued)
4,284	Badger Meter, Inc.	$808,648
8,917	Belden, Inc.	1,102,587
9,944	CDW Corp.	1,734,035
9,384	Ciena Corp.*	871,211
64,893	Cisco Systems, Inc.	4,417,915
39,026	Corning, Inc.	2,468,004
29,059	Dell Technologies, Inc. Class C	3,855,839
6,679	F5, Inc.*	2,093,332
18,206	Flex Ltd.*	907,933
227,589	Hewlett Packard Enterprise Co.	4,708,816
179,027	HP, Inc.	4,439,870
14,184	Jabil, Inc.	3,165,443
8,804	Keysight Technologies, Inc.*	1,443,064
7,196	Motorola Solutions, Inc.	3,158,900
46,384	NetApp, Inc.	4,829,966
9,308	Pure Storage, Inc. Class A*	554,012
15,363	Sanmina Corp.*	1,782,722
13,178	TD SYNNEX Corp.	1,902,771
19,396	TE Connectivity PLC	3,990,727
2,049	Teledyne Technologies, Inc.*	1,129,040
5,468	Trimble, Inc.*	458,711
40,376	Vontier Corp.	1,674,393
		63,309,631
	Telecommunication Services - 2.5%
166,260	AT&T, Inc.	4,557,187
13,508	T-Mobile U.S., Inc.	3,220,442
91,495	Verizon Communications, Inc.	3,912,326
		11,689,955
	Transportation - 1.4%
22,257	CH Robinson Worldwide, Inc.	2,566,677
2,874	Delta Air Lines, Inc.	152,926
6,150	FedEx Corp.	1,374,464
2,754	Landstar System, Inc.	367,301
11,068	Ryder System, Inc.	1,966,894
		6,428,262
	Utilities - 4.6%
11,598	Ameren Corp.	1,172,906
8,343	American Electric Power Co., Inc.	943,927
7,907	Consolidated Edison, Inc.	818,375
9,324	Dominion Energy, Inc.	544,988
8,261	DTE Energy Co.	1,143,405
9,552	Duke Energy Corp.	1,161,905
20,122	Entergy Corp.	1,819,632
7,032	Evergy, Inc.	497,866
34,213	Exelon Corp.	1,537,532
9,280	National Fuel Gas Co.	805,411
12,495	NRG Energy, Inc.	2,089,164
5,544	OGE Energy Corp.	251,808
25,020	PPL Corp.	892,964
7,729	Public Service Enterprise Group, Inc.	693,987
12,133	Southern Co.	1,146,326
2,825	Talen Energy Corp.*	1,066,635
31,039	UGI Corp.	1,122,991
6,481	Vistra Corp.	1,351,548
8,682	WEC Energy Group, Inc.	947,033
22,730	Xcel Energy, Inc.	1,669,291
		21,677,694
	Total Common Stocks (cost $396,778,782)	$472,009,019
The accompanying notes are an integral part of these financial statements.

21

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
373,575	State Street Navigator Securities Lending Government Money Market Portfolio, 4.26%(2)		$373,575
	Total Short-Term Investments (cost $373,575)		$373,575
	Total Investments (cost $397,152,357)	99.8%	$472,382,594
	Other Assets and Liabilities	0.2%	717,081
	Net Assets	100.0%	$473,099,675
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	3	09/19/2025	$956,138	$51,279
Total futures contracts				$51,279
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$472,009,019	$472,009,019	$—	$—
Short-Term Investments	373,575	373,575	—	—
Futures Contracts(2)	51,279	51,279	—	—
Total	$472,433,873	$472,433,873	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

22

Hartford US Quality Growth ETF
Schedule of Investments
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0%
	Automobiles & Components - 3.0%
4,475	Tesla, Inc.*	$1,379,508
	Banks - 1.0%
1,544	JP Morgan Chase & Co.	457,395
	Capital Goods - 4.3%
214	3M Co.	31,933
1,427	A.O. Smith Corp.	101,017
120	Acuity, Inc.	37,362
47	Applied Industrial Technologies, Inc.	12,761
708	Boise Cascade Co.	59,337
848	Builders FirstSource, Inc.*	107,806
367	Caterpillar, Inc.	160,753
48	Cummins, Inc.	17,646
571	Donaldson Co., Inc.	41,095
4,673	Fastenal Co.	215,566
1,181	Ferguson Enterprises, Inc.	263,753
763	Illinois Tool Works, Inc.	195,305
86	Lennox International, Inc.	52,374
1,003	Masco Corp.	68,334
1,094	Otis Worldwide Corp.	93,745
269	SiteOne Landscape Supply, Inc.*	37,076
735	Toro Co.	54,574
240	Trane Technologies PLC	105,139
100	UFP Industries, Inc.	9,800
50	United Rentals, Inc.	44,147
143	Watts Water Technologies, Inc. Class A	37,512
194	WW Grainger, Inc.	201,671
		1,948,706
	Commercial & Professional Services - 1.2%
894	Cintas Corp.	198,960
260	Paychex, Inc.	37,526
37	Paycom Software, Inc.	8,567
2,043	Robert Half, Inc.	75,407
482	Rollins, Inc.	27,604
1,340	Veralto Corp.	140,472
125	Verisk Analytics, Inc.	34,839
		523,375
	Consumer Discretionary Distribution & Retail - 9.1%
1,024	Abercrombie & Fitch Co. Class A*	98,325
9,367	Amazon.com, Inc.*	2,192,908
28	AutoZone, Inc.*	105,515
1,864	Bath & Body Works, Inc.	53,981
714	Best Buy Co., Inc.	46,453
315	Chewy, Inc. Class A*	11,561
385	eBay, Inc.	35,324
628	Etsy, Inc.*	36,594
2,741	Gap, Inc.	53,340
2,181	Home Depot, Inc.	801,539
617	Lowe's Cos., Inc.	137,943
1,335	O'Reilly Automotive, Inc.*	131,257
323	Ross Stores, Inc.	44,102
1,139	TJX Cos., Inc.	141,840
1,397	Tractor Supply Co.	79,559
148	Ulta Beauty, Inc.*	76,221
584	Williams-Sonoma, Inc.	109,237
		4,155,699
	Consumer Durables & Apparel - 1.1%
363	Crocs, Inc.*	36,202
626	Deckers Outdoor Corp.*	66,462
370	Kontoor Brands, Inc.	20,594
314	Lululemon Athletica, Inc.*	62,966
2,116	NIKE, Inc. Class B	158,044
10	NVR, Inc.*	75,495
147	PulteGroup, Inc.	16,599
542	PVH Corp.	39,794
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Consumer Durables & Apparel - 1.1% - (continued)
52	Ralph Lauren Corp.	$15,535
214	Skechers USA, Inc. Class A*	13,536
		505,227
	Consumer Services - 0.7%
33	Booking Holdings, Inc.	181,634
897	Frontdoor, Inc.*	52,474
793	H&R Block, Inc.	43,092
327	Yum! Brands, Inc.	47,137
		324,337
	Consumer Staples Distribution & Retail - 4.5%
4,050	Albertsons Cos., Inc. Class A	77,841
820	Costco Wholesale Corp.	770,505
2,006	Kroger Co.	140,621
1,552	Sysco Corp.	123,539
732	Target Corp.	73,566
8,683	Walmart, Inc.	850,760
		2,036,832
	Energy - 3.1%
1,430	ConocoPhillips	136,336
1,905	EOG Resources, Inc.	228,638
7,525	Exxon Mobil Corp.	840,091
79	Texas Pacific Land Corp.	76,483
2,640	Weatherford International PLC	149,292
		1,430,840
	Equity Real Estate Investment Trusts (REITs) - 0.4%
148	American Tower Corp. REIT	30,842
62	Equinix, Inc. REIT	48,680
342	Iron Mountain, Inc. REIT	33,297
479	Lamar Advertising Co. Class A, REIT	58,558
		171,377
	Financial Services - 4.1%
1,092	Berkshire Hathaway, Inc. Class B*	515,293
1,229	Mastercard, Inc. Class A	696,192
1,867	Visa, Inc. Class A	644,992
		1,856,477
	Food, Beverage & Tobacco - 0.7%
2,028	Altria Group, Inc.	125,614
221	Monster Beverage Corp.*	12,984
1,026	PepsiCo, Inc.	141,506
280	Philip Morris International, Inc.	45,934
		326,038
	Health Care Equipment & Services - 3.3%
633	Abbott Laboratories	79,878
102	Align Technology, Inc.*	13,159
145	Boston Scientific Corp.*	15,213
51	Chemed Corp.	21,027
581	Dexcom, Inc.*	46,927
244	Edwards Lifesciences Corp.*	19,352
315	Elevance Health, Inc.	89,170
2,018	Hims & Hers Health, Inc.*	133,551
476	Humana, Inc.	118,938
419	IDEXX Laboratories, Inc.*	223,876
299	Inspire Medical Systems, Inc.*	37,238
1,031	Lantheus Holdings, Inc.*	73,397
173	Medtronic PLC	15,612
302	ResMed, Inc.	82,126
182	Stryker Corp.	71,477
1,812	UnitedHealth Group, Inc.	452,203
		1,493,144
	Household & Personal Products - 0.3%
919	Colgate-Palmolive Co.	77,058
The accompanying notes are an integral part of these financial statements.

23

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Household & Personal Products - 0.3% - (continued)
440	Kimberly-Clark Corp.	$54,833
92	Procter & Gamble Co.	13,843
		145,734
	Materials - 1.7%
135	Avery Dennison Corp.	22,649
245	Cabot Corp.	17,684
360	Ecolab, Inc.	94,234
728	Louisiana-Pacific Corp.	65,818
1,162	PPG Industries, Inc.	122,591
459	Reliance, Inc.	133,170
846	RPM International, Inc.	99,329
690	Sherwin-Williams Co.	228,307
		783,782
	Media & Entertainment - 12.7%
12,174	Alphabet, Inc. Class A	2,336,191
1,138	Electronic Arts, Inc.	173,534
4,831	Match Group, Inc.	165,558
2,572	Meta Platforms, Inc. Class A	1,989,288
873	Netflix, Inc.*	1,012,156
672	New York Times Co. Class A	34,870
2,119	Pinterest, Inc. Class A*	81,793
		5,793,390
	Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
404	AbbVie, Inc.	76,364
4,314	Alkermes PLC*	114,278
85	Alnylam Pharmaceuticals, Inc.*	33,340
2,677	Bristol-Myers Squibb Co.	115,941
1,047	Corcept Therapeutics, Inc.*	70,327
921	Eli Lilly & Co.	681,604
3,417	Exelixis, Inc.*	123,764
1,697	Gilead Sciences, Inc.	190,556
1,132	Incyte Corp.*	84,775
1,044	Johnson & Johnson	171,989
2,429	Merck & Co., Inc.	189,754
142	Mettler-Toledo International, Inc.*	175,183
194	Regeneron Pharmaceuticals, Inc.	105,819
190	Vertex Pharmaceuticals, Inc.*	86,805
130	Waters Corp.*	37,539
1,029	Zoetis, Inc.	150,018
		2,408,056
	Real Estate Management & Development - 0.7%
2,165	CoStar Group, Inc.*	206,086
1,409	Zillow Group, Inc. Class C*	112,086
		318,172
	Semiconductors & Semiconductor Equipment - 14.2%
1,530	Applied Materials, Inc.	275,492
5,577	Broadcom, Inc.	1,637,965
1,466	Cirrus Logic, Inc.*	147,641
311	KLA Corp.	273,378
2,995	Lam Research Corp.	284,046
818	Lattice Semiconductor Corp.*	40,761
183	Monolithic Power Systems, Inc.	130,157
17,276	NVIDIA Corp.	3,072,882
770	NXP Semiconductors NV	164,603
462	ON Semiconductor Corp.*	26,038
1,797	QUALCOMM, Inc.	263,728
445	Teradyne, Inc.	47,806
605	Texas Instruments, Inc.	109,541
		6,474,038
	Software & Services - 19.5%
587	Accenture PLC Class A	156,788
650	Adobe, Inc.*	232,498
642	Appfolio, Inc. Class A*	171,658
821	AppLovin Corp. Class A*	320,765
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Software & Services - 19.5% - (continued)
698	Atlassian Corp. Class A*	$133,862
651	Autodesk, Inc.*	197,325
3,999	Box, Inc. Class A*	128,368
766	Cadence Design Systems, Inc.*	279,261
962	Clearwater Analytics Holdings, Inc. Class A*	19,490
749	Cloudflare, Inc. Class A*	155,552
2,352	Cognizant Technology Solutions Corp. Class A	168,779
820	Commvault Systems, Inc.*	155,759
382	Crowdstrike Holdings, Inc. Class A*	173,646
1,073	Datadog, Inc. Class A*	150,199
1,787	Docusign, Inc.*	135,169
489	Dolby Laboratories, Inc. Class A	36,841
8,370	Dropbox, Inc. Class A*	227,413
308	Elastic NV*	25,780
21	EPAM Systems, Inc.*	3,312
121	Fair Isaac Corp.*	173,843
1,607	Fortinet, Inc.*	160,539
336	Gartner, Inc.*	113,786
509	Gitlab, Inc. Class A*	22,299
594	GoDaddy, Inc. Class A*	95,979
262	HubSpot, Inc.*	136,148
447	International Business Machines Corp.	113,158
299	Intuit, Inc.	234,754
1,136	Kyndryl Holdings, Inc.*	42,907
724	Manhattan Associates, Inc.*	159,034
5,165	Microsoft Corp.	2,755,527
30	MongoDB, Inc.*	7,137
1,638	Nutanix, Inc. Class A*	123,128
615	Oracle Corp.	156,069
1,688	Palantir Technologies, Inc. Class A*	267,295
630	Palo Alto Networks, Inc.*	109,368
3,000	Pegasystems, Inc.	176,130
458	Procore Technologies, Inc.*	32,807
842	Qualys, Inc.*	112,045
521	Salesforce, Inc.	134,590
509	Samsara, Inc. Class A*	19,357
245	ServiceNow, Inc.*	231,064
127	SPS Commerce, Inc.*	13,826
390	Synopsys, Inc.*	247,053
525	Tenable Holdings, Inc.*	16,438
2,581	UiPath, Inc. Class A*	30,327
790	VeriSign, Inc.	212,407
446	Workday, Inc. Class A*	102,303
390	Zoom Communications, Inc.*	28,879
		8,900,662
	Technology Hardware & Equipment - 8.4%
1,305	Amphenol Corp. Class A	138,996
8,785	Apple, Inc.	1,823,503
1,400	Arista Networks, Inc.*	172,508
171	Badger Meter, Inc.	32,278
864	CDW Corp.	150,664
2,564	Cisco Systems, Inc.	174,557
1,378	Dell Technologies, Inc. Class C	182,847
201	F5, Inc.*	62,997
5,576	HP, Inc.	138,285
851	Keysight Technologies, Inc.*	139,487
390	Motorola Solutions, Inc.	171,202
2,550	NetApp, Inc.	265,532
1,810	Pure Storage, Inc. Class A*	107,731
733	TE Connectivity PLC	150,815
2,537	Vontier Corp.	105,209
		3,816,611
	Telecommunication Services - 0.1%
76	T-Mobile U.S., Inc.	18,119
913	Verizon Communications, Inc.	39,040
		57,159
The accompanying notes are an integral part of these financial statements.

24

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount			Market Value†
COMMON STOCKS - 100.0% - (continued)
	Transportation - 0.5%
540	CH Robinson Worldwide, Inc.		$62,273
85	FedEx Corp.		18,997
578	Landstar System, Inc.		77,088
161	Old Dominion Freight Line, Inc.		24,029
427	Uber Technologies, Inc.*		37,469
			219,856
	Utilities - 0.1%
68	Duke Energy Corp.		8,272
105	NextEra Energy, Inc.		7,461
299	Southern Co.		28,249
			43,982
	Total Common Stocks (cost $42,413,165)		$45,570,397
	Total Investments (cost $42,413,165)	100.0%	$45,570,397
	Other Assets and Liabilities	0.0%	20,265
	Net Assets	100.0%	$45,590,662
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$45,570,397	$45,570,397	$—	$—
Total	$45,570,397	$45,570,397	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

25

Hartford US Value ETF
Schedule of Investments
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Banks - 11.5%
7,926	Bank of America Corp.	$374,662
9,166	Bank OZK	451,884
9,790	Citigroup, Inc.	917,323
3,392	Columbia Banking System, Inc.	80,730
5,215	Fifth Third Bancorp	216,788
10,421	Huntington Bancshares, Inc.	171,217
2,062	JP Morgan Chase & Co.	610,847
2,828	M&T Bank Corp.	533,644
1,761	PNC Financial Services Group, Inc.	335,065
1,267	Popular, Inc.	145,173
13,743	U.S. Bancorp	617,885
208	UMB Financial Corp.	22,878
7,359	Wells Fargo & Co.	593,356
312	Zions Bancorp NA	16,729
		5,088,181
	Capital Goods - 5.5%
2,436	3M Co.	363,500
4,297	Boise Cascade Co.	360,132
1,213	Caterpillar, Inc.	531,318
396	Cummins, Inc.	145,577
46	Deere & Co.	24,121
598	Fastenal Co.	27,586
473	Ferguson Enterprises, Inc.	105,635
1,474	Illinois Tool Works, Inc.	377,300
475	Oshkosh Corp.	60,102
1,043	WESCO International, Inc.	215,859
200	WW Grainger, Inc.	207,908
		2,419,038
	Commercial & Professional Services - 0.8%
373	Cintas Corp.	83,011
2,815	Genpact Ltd.	124,001
3,870	Robert Half, Inc.	142,842
		349,854
	Consumer Discretionary Distribution & Retail - 3.4%
4,494	Bath & Body Works, Inc.	130,146
5,228	Best Buy Co., Inc.	340,134
28,934	Gap, Inc.	563,056
329	Home Depot, Inc.	120,911
952	Lowe's Cos., Inc.	212,839
180	TJX Cos., Inc.	22,415
569	Williams-Sonoma, Inc.	106,431
		1,495,932
	Consumer Services - 0.3%
24	Booking Holdings, Inc.	132,097
	Consumer Staples Distribution & Retail - 3.2%
22,657	Albertsons Cos., Inc. Class A	435,468
10,108	Kroger Co.	708,571
158	Target Corp.	15,879
2,384	Walmart, Inc.	233,584
		1,393,502
	Energy - 9.7%
9,695	APA Corp.	187,016
1,554	Baker Hughes Co.	70,008
4,325	Chevron Corp.	655,843
7,505	ConocoPhillips	715,527
2,900	Core Natural Resources, Inc.	214,049
1,619	Devon Energy Corp.	53,783
6,887	EOG Resources, Inc.	826,578
5,032	Exxon Mobil Corp.	561,772
11,261	Ovintiv, Inc.	463,728
8,843	Permian Resources Corp.	125,217
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Energy - 9.7% - (continued)
1,364	Valero Energy Corp.	$187,291
3,546	Weatherford International PLC	200,526
		4,261,338
	Equity Real Estate Investment Trusts (REITs) - 3.4%
387	Equinix, Inc. REIT	303,861
3,906	Lamar Advertising Co. Class A, REIT	477,509
999	Simon Property Group, Inc. REIT	163,626
14,513	VICI Properties, Inc. REIT	473,124
433	Welltower, Inc. REIT	71,475
		1,489,595
	Financial Services - 15.8%
6,585	Bank of New York Mellon Corp.	668,048
1,423	Berkshire Hathaway, Inc. Class B*	671,485
2,123	Capital One Financial Corp.	456,445
119	Goldman Sachs Group, Inc.	86,107
1,856	Interactive Brokers Group, Inc. Class A	121,679
5,892	Janus Henderson Group PLC	255,124
1,117	Mastercard, Inc. Class A	632,747
3,156	MGIC Investment Corp.	81,740
745	Moody's Corp.	384,219
1,106	Morgan Stanley	157,561
49	MSCI, Inc.	27,507
3,140	Northern Trust Corp.	408,200
6,389	PayPal Holdings, Inc.*	439,308
123	Raymond James Financial, Inc.	20,557
7,687	State Street Corp.	859,022
10,340	Synchrony Financial	720,388
5,451	T. Rowe Price Group, Inc.	553,004
1,248	Visa, Inc. Class A	431,146
		6,974,287
	Food, Beverage & Tobacco - 1.4%
6,285	Altria Group, Inc.	389,293
1,980	Cal-Maine Foods, Inc.	220,057
		609,350
	Health Care Equipment & Services - 3.5%
338	Cardinal Health, Inc.	52,465
8,163	CVS Health Corp.	506,922
2,057	Elevance Health, Inc.	582,296
914	Humana, Inc.	228,381
943	Medtronic PLC	85,096
441	UnitedHealth Group, Inc.	110,056
		1,565,216
	Insurance - 6.6%
389	Allstate Corp.	79,064
674	American International Group, Inc.	52,323
1,213	Axis Capital Holdings Ltd.	113,828
780	Chubb Ltd.	207,511
1,314	Cincinnati Financial Corp.	193,828
9,378	Lincoln National Corp.	357,396
181	Markel Group, Inc.*	363,501
1,357	MetLife, Inc.	103,064
6,800	Old Republic International Corp.	245,956
57	Progressive Corp.	13,796
5,373	Prudential Financial, Inc.	556,535
942	Travelers Cos., Inc.	245,146
5,436	Unum Group	390,359
7	White Mountains Insurance Group Ltd.	12,515
		2,934,822
	Materials - 3.6%
1,598	Cabot Corp.	115,343
2,942	Commercial Metals Co.	152,572
3,402	Louisiana-Pacific Corp.	307,575
1,531	Reliance, Inc.	444,189
926	RPM International, Inc.	108,722
The accompanying notes are an integral part of these financial statements.

26

Hartford US Value ETF
Schedule of Investments – (continued)
July 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Materials - 3.6% - (continued)
983	Sherwin-Williams Co.	$325,255
916	Steel Dynamics, Inc.	116,845
		1,570,501
	Media & Entertainment - 3.9%
4,183	Alphabet, Inc. Class A	802,718
3,015	Comcast Corp. Class A	100,188
196	Fox Corp. Class A	10,929
1,043	Meta Platforms, Inc. Class A	806,698
		1,720,533
	Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
4,213	Alkermes PLC*	111,602
7,680	Bristol-Myers Squibb Co.	332,621
8,000	Exelixis, Inc.*	289,760
6,427	Gilead Sciences, Inc.	721,688
2,141	Johnson & Johnson	352,708
4,164	Merck & Co., Inc.	325,292
		2,133,671
	Real Estate Management & Development - 1.4%
971	CBRE Group, Inc. Class A*	151,223
5,780	Zillow Group, Inc. Class C*	459,799
		611,022
	Semiconductors & Semiconductor Equipment - 1.5%
1,827	NVIDIA Corp.	324,969
2,428	QUALCOMM, Inc.	356,333
		681,302
	Software & Services - 1.2%
126	Accenture PLC Class A	33,655
580	AppLovin Corp. Class A*	226,606
1,700	Cognizant Technology Solutions Corp. Class A	121,992
1,867	Dropbox, Inc. Class A*	50,726
303	International Business Machines Corp.	76,704
		509,683
	Technology Hardware & Equipment - 5.8%
638	Apple, Inc.	132,430
3,493	Cisco Systems, Inc.	237,803
2,489	Dell Technologies, Inc. Class C	330,265
40,071	Hewlett Packard Enterprise Co.	829,069
28,767	HP, Inc.	713,422
3,036	NetApp, Inc.	316,139
		2,559,128
	Telecommunication Services - 3.1%
26,819	AT&T, Inc.	735,109
717	T-Mobile U.S., Inc.	170,940
11,313	Verizon Communications, Inc.	483,744
		1,389,793
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Transportation - 1.7%
236	CH Robinson Worldwide, Inc.		$27,216
1,314	Delta Air Lines, Inc.		69,918
541	FedEx Corp.		120,908
3,061	Ryder System, Inc.		543,970
			762,012
	Utilities - 7.8%
979	Constellation Energy Corp.		340,535
312	DTE Energy Co.		43,184
3,031	Duke Energy Corp.		368,691
2,800	Entergy Corp.		253,204
5,439	Exelon Corp.		244,429
239	National Fuel Gas Co.		20,743
273	NextEra Energy, Inc.		19,399
5,081	NRG Energy, Inc.		849,543
3,911	Southern Co.		369,511
11,448	UGI Corp.		414,189
1,854	Vistra Corp.		386,633
2,059	Xcel Energy, Inc.		151,213
			3,461,274
	Total Common Stocks (cost $43,101,305)		$44,112,131
	Total Investments (cost $43,101,305)	99.9%	$44,112,131
	Other Assets and Liabilities	0.1%	54,653
	Net Assets	100.0%	$44,166,784
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$44,112,131	$44,112,131	$—	$—
Total	$44,112,131	$44,112,131	$—	$—

(1)	For the period ended July 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

27

Hartford Systematic ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
BDR	Brazilian Depositary Receipt
Bhd	Berhad
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka

28

Hartford Systematic ETFs
 Statements of Assets and Liabilities
July 31, 2025

	Hartford Disciplined US Equity ETF	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Small Cap ETF	Hartford Multifactor US Equity ETF	Hartford US Quality Growth ETF	Hartford US Value ETF
Assets:
Investments in securities, at market value(1)	$138,577,781	$1,164,038,413	$39,314,746	$36,402,347	$472,382,594	$45,570,397	$44,112,131
Cash	287,709	2,803,014	21,488	52,515	672,650	20,688	12,279
Cash collateral due from broker on futures contracts	59,000	169,000	48,000	41,000	111,000	—	—
Foreign currency	—	539,015	48,235	946	—	—	—
Receivables:
Investment securities sold	—	—	30	—	—	—	—
Dividends and interest	94,961	1,329,626	165,296	21,079	385,781	12,644	53,300
Securities lending income	58	20,640	637	384	795	1	—
Tax reclaims	—	3,973,797	—	1,164	—	—	—
Total assets	139,019,509	1,172,873,505	39,598,432	36,519,435	473,552,820	45,603,730	44,177,710
Liabilities:
Obligation to return securities lending collateral	279,035	13,608,730	135,951	936,661	373,575	—	—
Payables:
Investment advisory fees	21,974	286,019	13,739	10,459	76,287	13,068	10,926
Variation margin on futures contracts	1,387	46,685	1,464	1,074	3,283	—	—
Foreign taxes	—	—	75,850	—	—	—	—
Total liabilities	302,396	13,941,434	227,004	948,194	453,145	13,068	10,926
Net assets	$138,717,113	$1,158,932,071	$39,371,428	$35,571,241	$473,099,675	$45,590,662	$44,166,784
Summary of Net Assets:
Paid-in-capital	$118,603,472	$1,316,187,465	$53,252,182	$44,920,029	$469,462,928	$44,311,303	$45,001,647
Distributable earnings (loss)	20,113,641	(157,255,394)	(13,880,754)	(9,348,788)	3,636,747	1,279,359	(834,863)
Net assets	138,717,113	1,158,932,071	39,371,428	35,571,241	473,099,675	45,590,662	44,166,784
Net asset value per share	60.97	33.79	26.25	41.85	53.91	55.26	50.48
Shares issued and outstanding	2,275,000	34,300,000	1,500,000	850,000	8,775,000	825,000	875,000
Cost of investments	$110,925,999	$928,385,570	$33,079,370	$33,767,935	$397,152,357	$42,413,165	$43,101,305
Cost of foreign currency	$—	$544,170	$48,462	$830	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$272,885	$31,052,525	$981,958	$1,007,805	$365,670	$—	$—
The accompanying notes are an integral part of these financial statements.

29

Hartford Systematic ETFs
 Statements of Operations

	Hartford Disciplined US Equity ETF		Hartford Multifactor Developed Markets (ex-US) ETF		Hartford Multifactor Emerging Markets ETF
	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024
Investment Income:
Dividends	$1,964,232	$2,226,710	$33,828,664	$47,191,677	$1,301,071	$1,088,110
Non-cash dividends	742	—	—	—	—	—
Interest	11,720	19,963	112,413	198,108	2,601	3,533
Securities lending — net	86	—	141,107	265,744	1,712	1,688
Less: Foreign tax withheld	(670)	(879)	(3,567,658)	(4,397,594)	(171,775)	(146,272)
Total investment income, net	1,976,110	2,245,794	30,514,526	43,257,935	1,133,609	947,059
Expenses:
Investment advisory fees	209,456	208,391	2,678,108	3,683,758	114,469	99,166
Total expenses	209,456	208,391	2,678,108	3,683,758	114,469	99,166
Net Investment Income (Loss)	1,766,654	2,037,403	27,836,418	39,574,177	1,019,140	847,893
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	4,025,096 (3)	8,423,295 (3)	40,035,145 (3)	102,986,779 (3)	(66,147)(3)	44,579 (3)
Less: Foreign taxes paid on realized capital gains	—	—	—	—	(15,242)	(131,452)
Futures contracts	36,479	77,489	229,915	222,263	35,325	(401)
Other foreign currency transactions	—	—	64,394	53,475	(5,844)	(12,261)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	4,061,575	8,500,784	40,329,454	103,262,517	(51,908)	(99,535)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	7,650,657	20,738,761	80,596,890	123,601,352	1,649,742	4,433,608
Futures contracts	6,792	6,761	(232,058)	623,544	(5,724)	14,220
Translation of other assets and liabilities in foreign currencies	—	—	51,527	267,946	(1,698)	1,600
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	7,657,449	20,745,522	80,416,359	124,492,842	1,642,320	4,449,428
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	11,719,024	29,246,306	120,745,813	227,755,359	1,590,412	4,349,893
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,485,678	$31,283,709	$148,582,231	$267,329,536	$2,609,552	$5,197,786
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$—	$—	$107,666	$(116,860)

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(3)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

30

Hartford Systematic ETFs
 Statements of Operations – (continued)

	Hartford Multifactor Small Cap ETF		Hartford Multifactor US Equity ETF		Hartford US Quality Growth ETF
	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024	For the Period Ended July 31, 2025(1)	For the Period Ended September 30, 2024 (2)
Investment Income:
Dividends	$659,770	$771,814	$6,989,191	$7,423,889	$312,298	$48,731
Non-cash dividends	61,702	—	—	—	—	—
Interest	3,438	7,966	23,660	66,536	823	246
Securities lending — net	2,410	4,944	818	467,355	1	1,618
Less: Foreign tax withheld	(859)	(738)	(3,929)	(4,827)	(403)	(39)
Total investment income, net	726,461	783,986	7,009,740	7,952,953	312,719	50,556
Expenses:
Investment advisory fees	93,549	109,166	717,045	775,770	114,999	16,129
Total expenses	93,549	109,166	717,045	775,770	114,999	16,129
Net Investment Income (Loss)	632,912	674,820	6,292,695	7,177,183	197,720	34,427
Net Realized Gain (Loss) on Investments and Other Financial Instruments on:
Investments	(330,451)(3)	2,411,652 (3)	23,415,782 (3)	39,777,167 (3)	122,497 (3)	235,518 (3)
Futures contracts	(5,434)	23,768	14,511	344,742	—	—
Net Realized Gain (Loss) on Investments and Other Financial Instruments	(335,885)	2,435,420	23,430,293	40,121,909	122,497	235,518
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(982,635)	4,146,950	(5,910,551)	63,280,643	2,052,024	1,105,208
Futures contracts	2,935	5,833	30,940	45,919	—	—
Translation of other assets and liabilities in foreign currencies	64	123	—	—	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(979,636)	4,152,906	(5,879,611)	63,326,562	2,052,024	1,105,208
Net Gain (Loss) on Investments and Other Financial Instruments	(1,315,521)	6,588,326	17,550,682	103,448,471	2,174,521	1,340,726
Net Increase (Decrease) in Net Assets Resulting from Operations	$(682,609)	$7,263,146	$23,843,377	$110,625,654	$2,372,241	$1,375,153

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on December 5, 2023.
(3)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

31

Hartford Systematic ETFs
 Statements of Operations – (continued)

	Hartford US Value ETF
	For the Period Ended July 31, 2025(1)	For the Period Ended September 30, 2024 (2)
Investment Income:
Dividends	$934,003	$122,966
Interest	1,280	297
Securities lending — net	—	5,590
Less: Foreign tax withheld	(360)	(124)
Total investment income, net	934,923	128,729
Expenses:
Investment advisory fees	100,443	13,536
Total expenses	100,443	13,536
Net Investment Income (Loss)	834,480	115,193
Net Realized Gain (Loss) on Investments on:
Investments	(885,851)(3)	384,005 (3)
Net Realized Gain (Loss) on Investments	(885,851)	384,005
Net Changes in Unrealized Appreciation (Depreciation) of:
Investments	231,852	778,974
Net Changes in Unrealized Appreciation (Depreciation)	231,852	778,974
Net Gain (Loss) on Investments	(653,999)	1,162,979
Net Increase (Decrease) in Net Assets Resulting from Operations	$180,481	$1,278,172

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on December 5, 2023.
(3)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

32

Hartford Systematic ETFs
 Statements of Changes in Net Assets

	Hartford Disciplined US Equity ETF			Hartford Multifactor Developed Markets (ex-US) ETF
	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024	For the Period Ended September 30, 2023 (2)	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Operations:
Net investment income (loss)	$1,766,654	$2,037,403	$539,963	$27,836,418	$39,574,177	$58,546,456
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	4,061,575	8,500,784	(676,380)	40,329,454	103,262,517	(57,970,619)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	7,657,449	20,745,522	(737,636)	80,416,359	124,492,842	273,178,132
Net Increase (Decrease) in Net Assets Resulting from Operations	13,485,678	31,283,709	(874,053)	148,582,231	267,329,536	273,753,969
Distributions to Shareholders	(1,797,874)	(1,830,089)	(425,298)	(42,881,372)	(53,499,216)	(51,253,586)
Capital Share Transactions:
Sold	44,125,756	48,295,083	103,167,962	11,893,295	—	147,035,206
Redeemed	(39,388,368)	(45,338,918)	(11,986,475)	(99,074,253)	(561,715,572)	(127,513,307)
Other Capital	—	—	—	555	2,672	10,308
Net increase (decrease) from capital share transactions	4,737,388	2,956,165	91,181,487	(87,180,403)	(561,712,900)	19,532,207
Net Increase (Decrease) in Net Assets	16,425,192	32,409,785	89,882,136	18,520,456	(347,882,580)	242,032,590
Net Assets:
Beginning of period	122,291,921	89,882,136	—	1,140,411,615	1,488,294,195	1,246,261,605
End of period	$138,717,113	$122,291,921	$89,882,136	$1,158,932,071	$1,140,411,615	$1,488,294,195

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on November 16, 2022.
The accompanying notes are an integral part of these financial statements.

33

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Emerging Markets ETF			Hartford Multifactor Small Cap ETF
	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Operations:
Net investment income (loss)	$1,019,140	$847,893	$841,195	$632,912	$674,820	$812,601
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(51,908)	(99,535)	(785,065)	(335,885)	2,435,420	(2,222,505)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,642,320	4,449,428	4,568,096	(979,636)	4,152,906	4,340,810
Net Increase (Decrease) in Net Assets Resulting from Operations	2,609,552	5,197,786	4,624,226	(682,609)	7,263,146	2,930,906
Distributions to Shareholders	(1,516,014)	(959,414)	(1,299,288)	(580,345)	(672,927)	(745,153)
Capital Share Transactions:
Sold	8,670,631	9,684,636	6,121,118	8,126,424	4,072,538	18,907,826
Redeemed	(2,300,838)	(1,129,750)	(15,969,415)	(3,004,532)	(13,222,218)	(14,275,447)
Other Capital	16,394	18,626	48,147	—	—	—
Net increase (decrease) from capital share transactions	6,386,187	8,573,512	(9,800,150)	5,121,892	(9,149,680)	4,632,379
Net Increase (Decrease) in Net Assets	7,479,725	12,811,884	(6,475,212)	3,858,938	(2,559,461)	6,818,132
Net Assets:
Beginning of period	31,891,703	19,079,819	25,555,031	31,712,303	34,271,764	27,453,632
End of period	$39,371,428	$31,891,703	$19,079,819	$35,571,241	$31,712,303	$34,271,764

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

34

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor US Equity ETF			Hartford US Quality Growth ETF
	For the Period Ended July 31, 2025(1)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Period Ended July 31, 2025(1)	For the Period Ended September 30, 2024 (3)
Operations:
Net investment income (loss)	$6,292,695	$7,177,183	$9,040,185	$197,720	$34,427
Net realized gain (loss) on investments and other financial instruments	23,430,293	40,121,909	1,720,561	122,497	235,518
Net changes in unrealized appreciation (depreciation) of investments and other financial instruments	(5,879,611)	63,326,562	49,633,597	2,052,024	1,105,208
Net Increase (Decrease) in Net Assets Resulting from Operations	23,843,377	110,625,654	60,394,343	2,372,241	1,375,153
Distributions to Shareholders	(5,896,378)	(7,008,886)	(8,841,353)	(174,508)	(25,230)
Capital Share Transactions:
Sold	103,664,147	114,529,354	177,619,832	47,337,201	7,356,113
Redeemed	(111,201,335)	(150,117,945)	(168,252,506)	(10,268,792)	(2,381,516)
Net increase (decrease) from capital share transactions	(7,537,188)	(35,588,591)	9,367,326	37,068,409	4,974,597
Net Increase (Decrease) in Net Assets	10,409,811	68,028,177	60,920,316	39,266,142	6,324,520
Net Assets:
Beginning of period	462,689,864	394,661,687	333,741,371	6,324,520	—
End of period	$473,099,675	$462,689,864	$394,661,687	$45,590,662	$6,324,520

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(3)	Commenced operations on December 5, 2023.
The accompanying notes are an integral part of these financial statements.

35

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford US Value ETF
	For the Period Ended July 31, 2025(1)	For the Period Ended September 30, 2024 (3)
Operations:
Net investment income (loss)	$834,480	$115,193
Net realized gain (loss) on investments	(885,851)	384,005
Net changes in unrealized appreciation (depreciation) of investments	231,852	778,974
Net Increase (Decrease) in Net Assets Resulting from Operations	180,481	1,278,172
Distributions to Shareholders	(717,306)	(87,792)
Capital Share Transactions:
Sold	47,097,182	7,278,721
Redeemed	(8,541,256)	(2,321,418)
Net increase (decrease) from capital share transactions	38,555,926	4,957,303
Net Increase (Decrease) in Net Assets	38,019,101	6,147,683
Net Assets:
Beginning of period	6,147,683	—
End of period	$44,166,784	$6,147,683

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(3)	Commenced operations on December 5, 2023.
The accompanying notes are an integral part of these financial statements.

36

Hartford Systematic ETFs
Financial Highlights

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Disciplined US Equity ETF
For the Period Ended July 31, 2025(5)
$55.59	$0.76	$5.39	$6.15	$—	$(0.77)	$(0.77)	$60.97	11.16%(6)	$138,717	0.19%(7)	0.19%(7)	1.60%(7)	33%
For the Year Ended September 30, 2024
$42.30	$0.91	$13.20	$14.11	$—	$(0.82)	$(0.82)	$55.59	33.57%	$122,292	0.19%	0.19%	1.86%	51%
For the Period Ended September 30, 2023(8)
$40.00	$0.74	$2.02 (9)	$2.76	$—	$(0.46)	$(0.46)	$42.30	6.97%(6)	$89,882	0.19%(7)	0.19%(7)	1.99%(7)	90%(10)
Hartford Multifactor Developed Markets (ex-US) ETF
For the Period Ended July 31, 2025(5)
$30.62	$0.78	$3.60	$4.38	$0.00 (11)	$(1.21)	$(1.21)	$33.79	14.74%(6)	$1,158,932	0.29%(7)	0.29%(7)	3.01%(7)	25%
For the Year Ended September 30, 2024
$25.77	$0.86	$5.12	$5.98	$0.00 (11)	$(1.13)	$(1.13)	$30.62	23.77%	$1,140,412	0.29%	0.29%	3.12%	61%
For the Year Ended September 30, 2023
$21.86	$1.02	$3.79	$4.81	$0.00 (11)	$(0.90)	$(0.90)	$25.77	22.09%	$1,488,294	0.29%	0.29%	3.97%	38%
For the Year Ended September 30, 2022
$30.26	$1.07	$(8.03)	$(6.96)	$—	$(1.44)	$(1.44)	$21.86	(23.89)%	$1,246,262	0.29%	0.29%	3.82%	33%
For the Year Ended September 30, 2021
$25.89	$0.99	$4.37	$5.36	$—	$(0.99)	$(0.99)	$30.26	20.81%	$1,945,925	0.29%	0.29%	3.37%	44%
For the Year Ended September 30, 2020
$27.76	$0.68	$(1.79)	$(1.11)	$—	$(0.76)	$(0.76)	$25.89	(4.04)%	$2,001,148	0.29%	0.29%	2.60%	57%
Hartford Multifactor Emerging Markets ETF
For the Period Ended July 31, 2025(5)
$25.51	$0.80	$1.08	$1.88	$0.01	$(1.15)	$(1.15)	$26.25	7.88%(6)	$39,371	0.44%(7)	0.44%(7)	3.92%(7)	32%
For the Year Ended September 30, 2024
$21.20	$0.87	$4.49	$5.36	$0.02	$(1.07)	$(1.07)	$25.51	26.15%	$31,892	0.44%	0.44%	3.76%	54%
For the Year Ended September 30, 2023
$18.25	$0.72	$3.24	$3.96	$0.04	$(1.05)	$(1.05)	$21.20	22.32%	$19,080	0.44%	0.44%	3.52%	71%
For the Year Ended September 30, 2022
$24.65	$1.02	$(6.43)	$(5.41)	$0.03	$(1.02)	$(1.02)	$18.25	(22.60)%	$25,555	0.44%	0.44%	4.55%	70%
For the Year Ended September 30, 2021
$19.58	$0.69	$5.10	$5.79	$0.01	$(0.73)	$(0.73)	$24.65	29.81%	$41,913	0.44%	0.44%	2.89%	96%
For the Year Ended September 30, 2020
$22.20	$0.58	$(2.37)	$(1.79)	$0.01	$(0.84)	$(0.84)	$19.58	(8.34)%	$43,086	0.44%	0.44%	2.80%	77%
Hartford Multifactor Small Cap ETF
For the Period Ended July 31, 2025(5)
$43.74	$0.81	$(1.96)	$(1.15)	$—	$(0.74)	$(0.74)	$41.85	(2.63)%(6)	$35,571	0.34%(7)	0.34%(7)	2.30%(7)	25%
For the Year Ended September 30, 2024
$36.08	$0.84	$7.65	$8.49	$—	$(0.83)	$(0.83)	$43.74	23.70%	$31,712	0.34%	0.34%	2.10%	41%
For the Year Ended September 30, 2023
$32.30	$0.87	$3.73	$4.60	$—	$(0.82)	$(0.82)	$36.08	14.30%	$34,272	0.34%	0.34%	2.39%	47%
For the Year Ended September 30, 2022
$38.11	$0.82	$(5.81)	$(4.99)	$—	$(0.82)	$(0.82)	$32.30	(13.38)%	$27,454	0.34%	0.34%	2.17%	52%
The accompanying notes are an integral part of these financial statements.

37

Hartford Systematic ETFs
Financial Highlights – (continued)

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Multifactor Small Cap ETF – (continued)
For the Year Ended September 30, 2021
$25.74	$0.54	$12.37	$12.91	$—	$(0.54)	$(0.54)	$38.11	50.39%	$24,772	0.34%	0.34%	1.48%	73%
For the Year Ended September 30, 2020
$28.55	$0.41	$(2.34)	$(1.93)	$0.00 (11)	$(0.88)	$(0.88)	$25.74	(7.05)%	$7,723	0.35%	0.35%	1.52%	158%
Hartford Multifactor US Equity ETF
For the Period Ended July 31, 2025(5)
$51.84	$0.72	$2.03	$2.75	$—	$(0.68)	$(0.68)	$53.91	5.36%(6)	$473,100	0.19%(7)	0.19%(7)	1.67%(7)	26%
For the Year Ended September 30, 2024
$40.17	$0.81	$11.65	$12.46	$—	$(0.79)	$(0.79)	$51.84	31.23%	$462,690	0.19%	0.19%	1.76%	51%
For the Year Ended September 30, 2023
$35.32	$0.82	$4.84	$5.66	$—	$(0.81)	$(0.81)	$40.17	16.10%	$394,662	0.19%	0.19%	2.06%	58%
For the Year Ended September 30, 2022
$39.89	$0.73	$(4.60)	$(3.87)	$—	$(0.70)	$(0.70)	$35.32	(9.89)%	$333,741	0.19%	0.19%	1.81%	47%
For the Year Ended September 30, 2021
$31.76	$0.57	$8.22	$8.79	$—	$(0.66)	$(0.66)	$39.89	27.83%	$385,960	0.19%	0.19%	1.50%	76%
For the Year Ended September 30, 2020
$32.20	$0.70	$(0.45)	$0.25	$—	$(0.69)	$(0.69)	$31.76	0.92%	$245,361	0.19%	0.19%	2.25%	71%
Hartford US Quality Growth ETF
For the Period Ended July 31, 2025(5)
$50.60	$0.25	$4.61	$4.86	$—	$(0.20)	$(0.20)	$55.26	9.62%(6)	$45,591	0.34%(7)	0.34%(7)	0.58%(7)	34%
For the Period Ended September 30, 2024(12)
$39.95	$0.27	$10.58	$10.85	$—	$(0.20)	$(0.20)	$50.60	27.19%(6)	$6,325	0.34%(7)	0.34%(7)	0.73%(7)	34%(13)
Hartford US Value ETF
For the Period Ended July 31, 2025(5)
$49.18	$0.98	$1.07 (9)	$2.05	$—	$(0.75)	$(0.75)	$50.48	4.24%(6)	$44,167	0.29%(7)	0.29%(7)	2.41%(7)	42%
For the Period Ended September 30, 2024(12)
$39.67	$0.92	$9.29	$10.21	$—	$(0.70)	$(0.70)	$49.18	25.83%(6)	$6,148	0.29%(7)	0.29%(7)	2.47%(7)	64%(13)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.

(3)	Adjustments include waivers and reimbursements, if applicable.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(6)	Not annualized.
(7)	Annualized.
(8)	Commenced operations on November 16, 2022.
(9)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(10)	Reflects the Fund's portfolio turnover for the period November 16, 2022 through September 30, 2023.
(11)	Per share amount is less than $0.005.
(12)	Commenced operations on December 5, 2023.
(13)	Reflects the Fund's portfolio turnover for the period December 5, 2023 through September 30, 2024.
The accompanying notes are an integral part of these financial statements.

38

Hartford Systematic ETFs
 Notes to Financial Statements
 July 31, 2025

1.
Organization:
Lattice Strategies Trust (the "Trust") is an open-end registered management investment company comprised of seven operational series as of July 31, 2025. Financial statements for the series of the Trust listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
Lattice Strategies Trust:
Hartford Disciplined US Equity ETF (the "Disciplined US Equity ETF")
Hartford Multifactor Developed Markets (ex-US) ETF (the "Multifactor Developed Markets (ex-US) ETF")
Hartford Multifactor Emerging Markets ETF (the "Multifactor Emerging Markets ETF")
Hartford Multifactor Small Cap ETF (the "Multifactor Small Cap ETF")
Hartford Multifactor US Equity ETF (the "Multifactor US Equity ETF")
Hartford US Quality Growth ETF (the "US Quality Growth ETF")
Hartford US Value ETF (the "US Value ETF")
US Quality Growth ETF and US Value ETF commenced operations on December 5, 2023. Disciplined US Equity ETF commenced operations on November 16, 2022. Multifactor Small Cap ETF commenced operations on March 23, 2015. Each of the other Funds commenced operations on February 25, 2015.
Each Fund is an exchange-traded fund ("ETF") that trades on an exchange like other publicly traded securities. Each Fund is designed to track an index. Shares of Disciplined US Equity ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Shares of US Value ETF are listed and traded on Cboe BZX Exchange, Inc. ("Cboe BZX"). Shares of US Quality Growth ETF are listed and traded on The NASDAQ Stock Market LLC (“NASDAQ Stock Market”). Each share of a Fund represents a partial ownership in the Fund's assets and liabilities, including securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors ("Authorized Participants") who have entered into agreements with ALPS Distributors, Inc. ("ALPS" or the "Distributor"), the Funds’ Distributor.
Effective as of May 1, 2025, the Funds' fiscal year end changed from September 30 to July 31. Information shown for the period ended July 31, 2025 covers the period from October 1, 2024 through July 31, 2025.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on April 15, 2014 and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are registered under the Securities Act of 1933, as amended (the "Securities Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The NAV of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services.

39

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments

40

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Non-cash dividends, received in the form of securities, are recorded as income at fair value.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Multifactor Developed Markets (ex-US) ETF and Multifactor Emerging Markets ETF is to pay dividends from net investment income, if any, semi-annually. The policy of Disciplined US Equity ETF, Multifactor Small Cap ETF, Multifactor US Equity ETF, US Quality Growth ETF and US Value ETF is to pay dividends from net investment income, if any, quarterly. Amounts may vary significantly from period to period and realized gains, if any, are paid at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

41

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

g)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the period ended July 31, 2025, each of Disciplined US Equity ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF had used Futures Contracts.
b)
Additional Derivative Instrument Information:
Disciplined US Equity ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$13,553	$—	$13,553
Total	$—	$—	$—	$13,553	$—	$13,553

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

42

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

Disciplined US Equity ETF – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$36,479	$—	$36,479
Total	$—	$—	$—	$36,479	$—	$36,479
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$6,792	$—	$6,792
Total	$—	$—	$—	$6,792	$—	$6,792
For the period ended July 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	13
Multifactor Developed Markets (ex-US) ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$86,509	$—	$86,509
Total	$—	$—	$—	$86,509	$—	$86,509

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$229,915	$—	$229,915
Total	$—	$—	$—	$229,915	$—	$229,915
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(232,058)	$—	$(232,058)
Total	$—	$—	$—	$(232,058)	$—	$(232,058)
For the period ended July 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	49

43

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

Multifactor Emerging Markets ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$5,302	$—	$5,302
Total	$—	$—	$—	$5,302	$—	$5,302

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$35,325	$—	$35,325
Total	$—	$—	$—	$35,325	$—	$35,325
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(5,724)	$—	$(5,724)
Total	$—	$—	$—	$(5,724)	$—	$(5,724)
For the period ended July 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	4
Multifactor Small Cap ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$5,078	$—	$5,078
Total	$—	$—	$—	$5,078	$—	$5,078

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

44

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

Multifactor Small Cap ETF – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(5,434)	$—	$(5,434)
Total	$—	$—	$—	$(5,434)	$—	$(5,434)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$2,935	$—	$2,935
Total	$—	$—	$—	$2,935	$—	$2,935
For the period ended July 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1
Multifactor US Equity ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$51,279	$—	$51,279
Total	$—	$—	$—	$51,279	$—	$51,279

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended July 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$14,511	$—	$14,511
Total	$—	$—	$—	$14,511	$—	$14,511
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$30,940	$—	$30,940
Total	$—	$—	$—	$30,940	$—	$30,940
For the period ended July 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	3
c)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master

45

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of July 31, 2025:
Disciplined US Equity ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$13,553	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	13,553	—
Derivatives not subject to a MNA	(13,553)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor Developed Markets (ex-US) ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(86,509)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(86,509)
Derivatives not subject to a MNA	—	86,509
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor Emerging Markets ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$5,302	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	5,302	—
Derivatives not subject to a MNA	(5,302)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor Small Cap ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$5,078	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	5,078	—
Derivatives not subject to a MNA	(5,078)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor US Equity ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$51,279	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	51,279	—
Derivatives not subject to a MNA	(51,279)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund's prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor

46

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
A Fund’s focus on securities of issuers that reflect a specific theme or focus on a specific sector or industry may affect the Fund’s exposure to certain industries or types of investments. The Fund’s relative investment performance may also be affected depending on whether such themes, sectors, industries or investments are in or out of favor with the market. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies and developments affecting companies focused on longevity and aging solutions generally. In addition, under certain market conditions, a Fund may underperform funds that invest in a broader array of investments.
Geopolitical events, including the invasion of Ukraine by Russia and the conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), redemptions-in-kind, reclassification of dividend income, RICs and certain derivatives. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

47

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the period ended July 31, 2025, year or period ended September 30, 2024 and the year or period ended September 30, 2023 are as follows (as adjusted for dividends payable, if applicable):
	For the Period Ended July 31, 2025(1)	For the Year or Period Ended September 30, 2024	For the Year or Period Ended September 30, 2023
Fund	Ordinary Income	Ordinary Income	Ordinary Income
Disciplined US Equity ETF(2)	$1,797,874	$1,830,089	$425,298
Multifactor Developed Markets (ex-US) ETF	42,881,372	53,499,216	51,253,586
Multifactor Emerging Markets ETF	1,516,014	959,414	1,299,288
Multifactor Small Cap ETF	580,345	672,927	745,153
Multifactor US Equity ETF	5,896,378	7,008,886	8,841,353
US Quality Growth ETF(3)	174,508	25,230	—
US Value ETF(3)	717,306	87,792	—

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(2)	Distributions for the period November 16, 2022 (commencement of operations) through September 30, 2023.
(3)	Distributions for the period December 5, 2023 (commencement of operations) through September 30, 2024.
As of July 31, 2025, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Disciplined US Equity ETF	$275,206	$(7,600,318)	$27,438,753	$20,113,641
Multifactor Developed Markets (ex-US) ETF	3,760,496	(391,944,844)	230,928,954	(157,255,394)
Multifactor Emerging Markets ETF	407,542	(19,738,866)	5,450,570	(13,880,754)
Multifactor Small Cap ETF	94,316	(11,980,443)	2,537,339	(9,348,788)
Multifactor US Equity ETF	1,056,484	(72,447,368)	75,027,631	3,636,747
US Quality Growth ETF	32,409	(1,886,854)	3,133,804	1,279,359
US Value ETF	143,719	(1,988,567)	1,009,985	(834,863)
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as redemption in-kind transactions, subsequent adjustments to wash sales, and reclassification of dividend income. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the period ended July 31, 2025, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
Disciplined US Equity ETF	$8,038,037	$(8,038,037)
Multifactor Developed Markets (ex-US) ETF	19,243,315	(19,243,315)
Multifactor Emerging Markets ETF	163,467	(163,467)
Multifactor Small Cap ETF	1,376,365	(1,376,365)
Multifactor US Equity ETF	28,381,919	(28,381,919)
US Quality Growth ETF	1,915,014	(1,915,014)
US Value ETF	994,537	(994,537)

48

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At July 31, 2025 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Disciplined US Equity ETF	$6,661,721	$938,597
Multifactor Developed Markets (ex-US) ETF	224,238,846	167,705,998
Multifactor Emerging Markets ETF	10,957,399	8,781,467
Multifactor Small Cap ETF*	5,782,647	6,197,796
Multifactor US Equity ETF	47,241,607	25,205,761
US Quality Growth ETF	1,855,080	31,774
US Value ETF	1,988,567	—

*	Future utilization of losses are subject to limitation under current tax laws.
During the period ended July 31, 2025, Multifactor Developed Markets (ex-US) ETF utilized $20,542,284, Multifactor Emerging Markets ETF utilized $39,934 and Multifactor US Equity ETF utilized $2,016,026 of prior year capital loss carryforwards.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at July 31, 2025 is different from book purposes primarily due to wash sale loss deferrals, PFIC mark-to-market adjustments and reclassification of dividend income. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation was also different from book purposes primarily due to wash sale loss deferrals, reclassification of dividend income and mark-to-market adjustments on PFICs and futures. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Disciplined US Equity ETF	$111,139,028	$29,593,502	$(2,154,749)	$27,438,753
Multifactor Developed Markets (ex-US) ETF	933,266,971	250,607,158	(19,835,716)	230,771,442
Multifactor Emerging Markets ETF	33,787,224	6,937,324	(1,409,802)	5,527,522
Multifactor Small Cap ETF	33,865,094	5,140,193	(2,602,940)	2,537,253
Multifactor US Equity ETF	397,354,965	91,266,113	(16,238,484)	75,027,629
US Quality Growth ETF	42,436,593	5,319,016	(2,185,212)	3,133,804
US Value ETF	43,102,146	3,719,191	(2,709,206)	1,009,985
g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of July 31, 2025, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended July 31, 2025, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.
7.
Expenses:
a)
Investment Advisory Agreement – Lattice Strategies LLC (the “Adviser” or “Lattice”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust. Lattice is a wholly owned subsidiary of HFMC, which is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) (“The Hartford”). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with Mellon Investments Corporation (“Mellon”) under a sub-advisory agreement pursuant to which Mellon performs the daily investment of the assets of each Fund in accordance with each Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate Mellon.
Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except for (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses

49

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the advisory fee payable to the Adviser under the Investment Advisory Agreement. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.
The schedule below reflects the rates of compensation paid to Lattice for investment advisory services rendered as of July 31, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Disciplined US Equity ETF	0.19%
Multifactor Developed Markets (ex-US) ETF	0.29%
Multifactor Emerging Markets ETF	0.44%
Multifactor Small Cap ETF	0.34%
Multifactor US Equity ETF	0.19%
US Quality Growth ETF	0.34%
US Value ETF	0.29%
b)
Distribution Plans – Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no current  plans to impose these fees.
For the period ended July 31, 2025, the Funds did not pay any Rule 12b-1 fees.
c)
Remuneration Paid to Trustees and Officers – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the period ended July 31, 2025, a portion of the Trust's Chief Compliance Officer’s ("CCO") compensation was paid by HFMC. As part of the Funds' Investment Management Agreement, HFMC also pays any Trustee and CCO compensation on behalf of the Funds.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

50

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of July 31, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Disciplined US Equity ETF	$272,885	$279,035	$3,110
Multifactor Developed Markets (ex-US) ETF	31,052,525	13,608,730	18,834,480
Multifactor Emerging Markets ETF	981,958	135,951	909,858
Multifactor Small Cap ETF	1,007,805	936,661	93,740
Multifactor US Equity ETF	365,670	373,575	—
US Quality Growth ETF	—	—	—
US Value ETF	—	—	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

9.
Custodian and Transfer Agent:
State Street serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time.  As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018, as amended from time to time.  As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.
For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, Lattice or an affiliate, and not the Funds, compensates State Street pursuant to the Funds' unitary management fee structure.
10.
Affiliate Holdings:
As of July 31, 2025, affiliates of The Hartford had ownership of shares in certain Funds as follows:
Fund	Percentage of Fund
Multifactor Small Cap ETF	44%
US Quality Growth ETF	0%*
US Value ETF	0%*

*	Percentage rounds to zero.
As of July 31, 2025, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Multifactor Developed Markets (ex-US) ETF	9%
Multifactor US Equity ETF	10%
US Quality Growth ETF	94%
US Value ETF	98%
11.
Beneficial Fund Ownership:
As of July 31, 2025, to the knowledge of a Fund, Hartford Funds Management Company, LLC beneficially held more than 25% of the shares outstanding of the following Funds:
Fund	Shareholder	Percentage of Ownership
Multifactor Small Cap ETF	Hartford Funds Management Company, LLC	44%

51

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

12.
Investment Transactions:
For the period ended July 31, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Disciplined US Equity ETF	$43,430,774	$43,242,940	$43,430,774	$43,242,940
Multifactor Developed Markets (ex-US) ETF	277,267,679	289,613,402	277,267,679	289,613,402
Multifactor Emerging Markets ETF	14,976,611	10,027,712	14,976,611	10,027,712
Multifactor Small Cap ETF	8,492,583	8,265,948	8,492,583	8,265,948
Multifactor US Equity ETF	118,709,417	117,069,409	118,709,417	117,069,409
US Quality Growth ETF	13,402,949	13,366,792	13,402,949	13,366,792
US Value ETF	17,088,888	17,013,035	17,088,888	17,013,035
For the period ended July 31, 2025, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Disciplined US Equity ETF	$44,052,799	$39,220,951	$8,091,263
Multifactor Developed Markets (ex-US) ETF	11,300,878	96,863,151	19,669,463
Multifactor Emerging Markets ETF	1,797,306	911,028	178,773
Multifactor Small Cap ETF	8,126,190	2,949,644	1,375,095
Multifactor US Equity ETF	102,242,178	109,674,344	28,569,644
US Quality Growth ETF	47,398,969	10,216,412	1,919,263
US Value ETF	47,104,586	8,549,106	1,014,198

13.
Share Transactions:
Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a Fund and redemption proceeds are paid with a basket of securities and/or cash from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of securities included in the relevant baskets for any reason at the Trust’s sole discretion. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.
Shares of Disciplined US Equity ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed on the NYSE Arca and shares of US Value ETF are listed on the Cboe BZX. Shares of US Quality Growth ETF are listed on the NASDAQ Stock Market. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.
Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem Creation Units to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities and/or cash that the Fund specifies each business day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

52

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

The following information is for the period ended July 31, 2025 and years or periods ended September 30, 2024 and 2023:
	For the Period Ended July 31, 2025(1)		For the Year or Period Ended September 30, 2024		For the Year or Period Ended September 30, 2023
	Shares	Amount	Shares	Amount	Shares	Amount
Disciplined US Equity ETF(2)
Shares Sold	800,000	$44,125,756	950,000	$48,295,083	2,400,001	$103,167,962
Shares Redeemed	(725,000)	(39,388,368)	(875,000)	(45,338,918)	(275,001)	(11,986,475)
Total Net Increase (Decrease)	75,000	4,737,388	75,000	2,956,165	2,125,000	91,181,487
Multifactor Developed Markets (ex-US) ETF
Shares Sold	350,000	$11,893,295	—	$—	5,950,000	$147,035,206
Shares Redeemed	(3,300,000)	(99,074,253)	(20,500,000)	(561,715,572)	(5,200,000)	(127,513,307)
Other Capital	—	555	—	2,672	—	10,308
Total Net Increase (Decrease)	(2,950,000)	(87,180,403)	(20,500,000)	(561,712,900)	750,000	19,532,207
Multifactor Emerging Markets ETF
Shares Sold	350,000	$8,670,631	400,000	$9,684,636	300,000	$6,121,118
Shares Redeemed	(100,000)	(2,300,838)	(50,000)	(1,129,750)	(800,000)	(15,969,415)
Other Capital	—	16,394	—	18,626	—	48,147
Total Net Increase (Decrease)	250,000	6,386,187	350,000	8,573,512	(500,000)	(9,800,150)
Multifactor Small Cap ETF
Shares Sold	200,000	$8,126,424	100,000	$4,072,538	500,000	$18,907,826
Shares Redeemed	(75,000)	(3,004,532)	(325,000)	(13,222,218)	(400,000)	(14,275,447)
Total Net Increase (Decrease)	125,000	5,121,892	(225,000)	(9,149,680)	100,000	4,632,379
Multifactor US Equity ETF
Shares Sold	1,975,000	$103,664,147	2,375,000	$114,529,354	4,575,000	$177,619,832
Shares Redeemed	(2,125,000)	(111,201,335)	(3,275,000)	(150,117,945)	(4,200,000)	(168,252,506)
Total Net Increase (Decrease)	(150,000)	(7,537,188)	(900,000)	(35,588,591)	375,000	9,367,326
US Quality Growth ETF(3)
Shares Sold	900,000	$47,337,201	175,001	$7,356,113
Shares Redeemed	(200,000)	(10,268,792)	(50,001)	(2,381,516)
Total Net Increase (Decrease)	700,000	37,068,409	125,000	4,974,597
US Value ETF(3)
Shares Sold	925,000	$47,097,182	175,001	$7,278,721
Shares Redeemed	(175,000)	(8,541,256)	(50,001)	(2,321,418)
Total Net Increase (Decrease)	750,000	38,555,926	125,000	4,957,303

(1)	For the period from October 1, 2024 to July 31, 2025. Effective May 1, 2025, the Funds changed fiscal year end from September 30 to July 31 (See Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on November 16, 2022.
(3)	Commenced operations on December 5, 2023.
14.
Line of Credit:
The Multifactor Emerging Markets ETF participates in a committed line of credit pursuant to a credit agreement dated February 27, 2025. The Fund may borrow under the line of credit for temporary or emergency purposes. The Fund (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. From October 1, 2024 through February 27, 2025, the Fund (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by these Funds, if any, in connection with the credit facility during the period would be paid by the Investment Manager. During and as of the period ended July 31, 2025, none of the Funds had borrowings under these facilities.
15.
Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

53

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 July 31, 2025

16.
Recent Accounting Pronouncement:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
17.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

54

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Lattice Strategies Trust and Shareholders of Hartford Disciplined US Equity ETF, Hartford Multifactor Developed Markets (ex-US) ETF, Hartford Multifactor Emerging Markets ETF, Hartford Multifactor Small Cap ETF, Hartford Multifactor US Equity ETF, Hartford US Quality Growth ETF and Hartford US Value ETF

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the Funds listed in the table below (constituting Lattice Strategies Trust, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund Name
Hartford Disciplined US Equity ETF(1)
Hartford Multifactor Developed Markets (ex-US) ETF(2)
Hartford Multifactor Emerging Markets ETF (2)
Hartford Multifactor Small Cap ETF (2)
Hartford Multifactor US Equity ETF (2)
Hartford US Quality Growth ETF (3)
Hartford US Value ETF (3)

(1)
Statement of operations for the period October 1, 2024 through July 31, 2025 and the year ended September 30, 2024 and the statement of changes in net assets for the period October 1, 2024 through July 31, 2025, for the year ended September 30, 2024, and for the period November 16, 2022 (commencement of operations) through
September 30, 2023

(2)
Statement of operations for the period October 1, 2024 through July 31, 2025 and the year ended September 30, 2024 and the statement of changes in net assets for the period October 1, 2024 through July 31, 2025 and for the years ended September 30, 2024 and September 30, 2023

(3)	Statement of operations and statement of changes in net assets for the periods October 1, 2024 through July 31, 2025 and December 5, 2023 (commencement of operations) through September 30, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 25, 2025
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

55

Hartford Systematic ETFs
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

56

Hartford Systematic ETFs
 Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

57

Hartford Systematic ETFs
 Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

During the period October 1, 2024 through July 31, 2025, Lattice Strategies Trust paid no remuneration to any of its trustees or officers or to any affiliated person of its trustees or officers. Under the Trust’s unitary management fee arrangements, remuneration for independent trustees is paid by Lattice out of the management fee.

58

Hartford Systematic ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period October 1, 2024 through July 31, 2025.

59

Hartford Systematic ETFs
Index Glossary for Indices Included in the Annual Shareholder Report (Unaudited)

Hartford Disciplined US Equity Index seeks to enhance return potential available from investments in US large-cap equities through multifactor security selection to target balanced and consistent exposures across value, momentum and quality factors while seeking to enhance dividend yield, control for total active risk, and reduce volatility.

Hartford Multifactor Emerging Markets Equity Index seeks to
enhance return potential available from investment in emerging market companies by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Multifactor Large Cap Index seeks to enhance return potential available from investment in the initial capitalization-weighted universe by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Multifactor Small Cap Index seeks to enhance return potential available from investment in a capitalization-weighted universe of US small capitalization equities by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Risk-Optimized Multifactor Developed Markets (ex-US)
Index seeks to address risks and opportunities within developed market stocks located outside the US by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to
fifteen-percent over a complete market cycle.

Hartford US Quality Growth Index seeks to provide long-term capital appreciation by investing in US equities with favorable growth characteristics while maintaining what we consider to be enhanced exposure to quality and also providing reasonable exposure to value and momentum by maximizing exposure to quality while avoiding negative exposure to value and momentum.

Hartford US Value Index seeks to provide long-term capital
appreciation by investing in US equities with favorable value characteristics and relatively lower market valuations by maximizing exposure to value while avoiding negative exposure to quality and momentum.

Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy,
completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across emerging market countries.

MSCI World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets countries (excluding the US).

Russell 1000 Growth Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those
Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the
Russell 3000 Index based on their market capitalization and current index membership.

Russell 1000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is
designed to measure the performance of the 3,000 largest US
companies based on total market capitalization.

Russell 1000 Value Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those
Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the
Russell 3000 Index based on their market capitalization and current index membership.

Russell 2000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of 2,000 of the smallest US-domiciled company common stocks based on a
combination of their market capitalization and current index membership.

Russell 3000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.

60

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Exchange-traded products are distributed by ALPS Distributors, Inc. (ALPS). Advisory services are provided by Lattice Strategies, LLC (Lattice) and Mellon Investments Corporation. Hartford Funds refers to Hartford Funds Distributors, LLC, Member FINRA, Hartford Funds Management Company, LLC, and Lattice, which are not affiliated with ALPS.
ETFAR-MLT25 09/2025 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: October 3, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 3, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal Executive Officer)

Date: October 3, 2025	By:	/s/ Ankit Puri
Ankit Puri
Treasurer (Principal Accounting Officer) and Principal/Chief Financial Officer